UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-21993

RevenueShares ETF Trust
(Exact name of registrant as specified in charter)

One Commerce Square,
2005 Market Street Suite 2020
Philadelphia, Pennsylvania			19103
(Address of principal executive offices)			(Zip code)

Vincent T. Lowry One Commerce Square, 2005 Market Street Suite 2020 Philadelphia, Pennsylvania 19103
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-877-738-8870

Date of fiscal year end:	June 30

Date of reporting period:	July 1, 2011 - December 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

RevenueShares™ ETF Trust
Semi-Annual Report to Shareholders

December 31, 2011

Would you prefer to receive materials like this electronically?
See inside front cover for details.

Receive investor materials electronically:

Shareholders may sign up for electronic delivery of investor materials. By doing so, you will receive the information faster and help us reduce the impact on the environment of providing these materials. To enroll in electronic delivery,

1.	Go to www.icsdelivery.com

2.	Select the first letter of your brokerage firm’s name.

3.	From the list that follows, select your brokerage firm. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm.

4.	Complete the information requested, including the e-mail address where you would like to receive notifications for electronic documents.

Your information will be kept confidential and will not be used for any purpose other than electronic delivery. If you change your mind, you can cancel electronic delivery at any time and revert to physical delivery of your materials, Just go to www.icsdelivery.com, perform the first three steps above and follow the instructions for cancelling electronic delivery. If you have any questions, please contact your brokerage firm.

1

Shareholder Expense Examples

As a shareholder of a RevenueShares ETF, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The actual and hypothetical expense examples below are based on an investment of $1,000 held for the entire six-month period from July 1, 2011 to December 31, 2011.

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Six Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/2011	Ending Account Value 12/31/2011	Annualized Expense Ratios for the Six Month Period	Expenses Paid During the Six Month Period†
RevenueShares Large Cap Fund
Actual	$1,000.00	$943.70	0.49%	$2.39
Hypothetical (5% return before expenses)	$1,000.00	$1,022.67	0.49%	$2.49
RevenueShares Mid Cap Fund
Actual	$1,000.00	$914.60	0.54%	$2.60
Hypothetical (5% return before expenses)	$1,000.00	$1,022.42	0.54%	$2.75
RevenueShares Small Cap Fund
Actual	$1,000.00	$934.00	0.54%	$2.63
Hypothetical (5% return before expenses)	$1,000.00	$1,022.42	0.54%	$2.75
RevenueShares Financials Sector Fund
Actual	$1,000.00	$813.20	0.49%	$2.24
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.49%	$2.50
RevenueShares ADR Fund
Actual	$1,000.00	$834.90	0.49%	$2.26
Hypothetical (5% return before expenses)	$1,000.00	$1,022.67	0.49%	$2.49
RevenueShares Navellier Overall A-100 Fund
Actual	$1,000.00	$870.90	0.60%	$2.81
Hypothetical (5% return before expenses)	$1,000.00	$1,022.13	0.60%	$3.04
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/366 (to reflect the six-month period).
2

Schedule of Investments Summary Tables
(Unaudited)

RevenueShares Large Cap Fund		RevenueShares Mid Cap Fund		RevenueShares Small Cap Fund
Industry	% of Net Assets	Industry	% of Net Assets	Industry	% of Net Assets
Automobiles & Components	2.2%	Automobiles & Components	0.4%	Automobiles & Components	0.6%
Banks	1.9	Banks	2.1	Banks	2.5
Capital Goods	8.6	Capital Goods	15.6	Capital Goods	11.6
Commercial & Professional Services	0.6	Commercial & Professional Services	4.1	Commercial & Professional Services	5.9
Consumer Durables & Apparel	1.0	Consumer Durables & Apparel	3.0	Consumer Durables & Apparel	5.7
Consumer Services	1.2	Consumer Services	2.2	Consumer Services	5.7
Diversified Financials	5.8	Diversified Financials	1.3	Diversified Financials	1.5
Energy	15.5	Energy	6.9	Energy	2.4
Food & Staples Retailing	9.0	Food & Staples Retailing	0.4	Food & Staples Retailing	3.9
Food, Beverage & Tobacco	4.7	Food, Beverage & Tobacco	2.9	Food, Beverage & Tobacco	2.8
Health Care Equipment & Services	8.0	Health Care Equipment & Services	9.1	Health Care Equipment & Services	9.4
Household & Personal Products	1.5	Household & Personal Products	0.7	Household & Personal Products	0.5
Insurance	5.7	Insurance	5.7	Insurance	2.9
Materials	3.7	Materials	8.5	Materials	7.4
Media	2.8	Media	1.2	Media	1.4
Pharmaceuticals, Biotechnology &		Pharmaceuticals, Biotechnology &		Pharmaceuticals, Biotechnology &
Life Sciences	3.5	Life Sciences	1.2	Life Sciences	1.1
Real Estate	0.3	Real Estate	1.8	Real Estate	1.4
Retailing	5.6	Retailing	7.7	Retailing	10.3
Semiconductors & Semiconductor		Semiconductors & Semiconductor		Semiconductors & Semiconductor
Equipment	1.3	Equipment	1.5	Equipment	2.5
Software & Services	3.8	Software & Services	3.8	Software & Services	4.0
Technology Hardware & Equipment	5.0	Technology Hardware & Equipment	11.8	Technology Hardware & Equipment	10.0
Telecommunication Services	3.0	Telecommunication Services	0.6	Telecommunication Services	0.8
Transportation	1.8	Transportation	2.9	Transportation	2.3
Utilities	3.5	Utilities	4.6	Utilities	3.4
Total Investments	100.0	Total Investments	100.0	Total Investments	100.0
Other Assets in Excess of Liabilities	— †	Liabilities in Excess of Other Assets	— ‡	Liabilities in Excess of Other Assets	— ‡
Net Assets	100.0%	Net Assets	100.0%	Net Assets	100.0%

RevenueShares Financials Sector Fund		RevenueShares ADR Fund		RevenueShares Navellier Overall A-100 Fund
Industry	% of Net Assets	Industry	% of Net Assets	Industry	% of Net Assets
Capital Markets	11.3%	Automobiles & Components	5.2%	Banks	0.7%
Commercial Banks	13.7	Banks	12.5	Capital Goods	5.3
Consumer Finance	4.5	Capital Goods	2.9	Commercial & Professional Services	1.4
Diversified Financial Services	25.9	Consumer Durables & Apparel	2.8	Consumer Durables & Apparel	5.2
Insurance	41.5	Consumer Services	0.3	Consumer Services	5.0
Paper & Forest Products	0.5	Diversified Financials	4.0	Diversified Financials	1.3
Real Estate Investment Trusts	2.1	Energy	34.1	Energy	5.2
Real Estate Management &		Food & Staples Retailing	0.4	Food & Staples Retailing	2.0
Development	0.4	Food, Beverage & Tobacco	3.7	Food, Beverage & Tobacco	8.6
Thrifts & Mortgage Finance	0.3	Health Care Equipment & Services	0.3	Health Care Equipment & Services	12.9
Total Investments	100.2	Insurance	4.8	Household & Personal Products	5.8
Liabilities in Excess of Other Assets	(0.2)	Materials	7.1	Insurance	1.2
Net Assets	100.0%	Media	0.7	Materials	2.7
		Pharmaceuticals, Biotechnology &		Pharmaceuticals, Biotechnology &
		Life Sciences	3.0	Life Sciences	7.2
		Real Estate	0.2	Real Estate	0.3
		Semiconductors & Semiconductor		Retailing	14.3
		Equipment	0.6	Semiconductors & Semiconductor
		Software & Services	0.3	Equipment	0.2
		Technology Hardware & Equipment	4.3	Software & Services	7.3
		Telecommunication Services	9.8	Technology Hardware & Equipment	1.2
		Transportation	0.4	Telecommunication Services	7.1
		Utilities	2.5	Transportation	0.8
		Total Investments	99.9	Utilities	4.4
		Other Assets in Excess of Liabilities	0.1	Total Investments	100.1
		Net Assets	100.0%	Liabilities in Excess of Other Assets	(0.1)
				Net Assets	100.0%

‡ More than (0.05)%
† Less than 0.05%

3

Schedule of Investments

Revenue Shares Large Cap Fund

December 31, 2011 (Unaudited)

Investments	Shares	Value
COMMON STOCKS—100.0%
Automobiles & Components—2.2%
BorgWarner, Inc.*	1,774	$113,075
Ford Motor Co.*	210,285	2,262,666
Goodyear Tire & Rubber Co.*	26,591	376,794
Harley-Davidson, Inc.	2,279	88,585
Johnson Controls, Inc.	21,545	673,497
Total Automobiles & Components		3,514,617

Banks—1.9%
BB&T Corp.	6,855	172,540
Comerica, Inc.	1,608	41,486
Fifth Third Bancorp	9,191	116,910
First Horizon National Corp.	3,547	28,376
Hudson City Bancorp, Inc.	6,916	43,225
Huntington Bancshares, Inc.	9,600	52,704
KeyCorp	11,016	84,713
M&T Bank Corp.	973	74,279
People’s United Financial, Inc.	1,656	21,280
PNC Financial Services Group, Inc.	4,819	277,912
Regions Financial Corp.	31,868	137,032
SunTrust Banks, Inc.	9,633	170,504
U.S. Bancorp	13,017	352,110
Wells Fargo & Co.	54,714	1,507,918
Zions Bancorporation	2,924	47,603
Total Banks		3,128,592

Capital Goods—8.6%
3M Co.	5,950	486,293
Boeing Co.	14,957	1,097,096
Caterpillar, Inc.	10,180	922,308
Cooper Industries PLC, Class A	1,632	88,373
Cummins, Inc.	3,153	277,527
Danaher Corp.	5,277	248,230
Deere & Co.	6,534	505,405
Dover Corp.	2,376	137,927
Eaton Corp.	5,937	258,438
Emerson Electric Co.	7,625	355,249
Fastenal Co.	1,048	45,703
Flowserve Corp.	728	72,305
Fluor Corp.	7,357	369,689
General Dynamics Corp.	8,072	536,061
General Electric Co.	139,577	2,499,824
Goodrich Corp.	1,007	124,566
Honeywell International, Inc.	11,212	609,372
Illinois Tool Works, Inc.	6,190	289,135
Ingersoll-Rand PLC	7,668	233,644
Jacobs Engineering Group, Inc.*	4,020	163,132
Joy Global, Inc.	872	65,374
L-3 Communications Holdings, Inc.	3,811	254,117
Lockheed Martin Corp.	9,814	793,953
Masco Corp.	13,879	145,452
Northrop Grumman Corp.	8,211	480,179
PACCAR, Inc.	6,189	231,902
Pall Corp.	749	42,805
Parker Hannifin Corp.	2,468	188,185
Precision Castparts Corp.	621	102,335
Quanta Services, Inc.*	3,331	71,750
Raytheon Co.	8,950	433,001
Rockwell Automation, Inc.	1,264	92,740
Rockwell Collins, Inc.	1,441	79,788

Investments	Shares	Value
Roper Industries, Inc.	538	$46,736
Snap-On, Inc.	953	48,241
Textron, Inc.	10,427	192,795
Tyco International Ltd.	6,104	285,118
United Technologies Corp.	12,635	923,492
W.W. Grainger, Inc.	703	131,594
Xylem, Inc./NY	2,513	64,559
Total Capital Goods		13,994,393

Commercial & Professional Services—0.6%
Avery Dennison Corp.	3,910	112,139
Cintas Corp.	2,000	69,620
Dun & Bradstreet Corp.	396	29,632
Equifax, Inc.	826	31,999
Iron Mountain, Inc.	1,706	52,545
Pitney Bowes, Inc.	4,655	86,304
R.R. Donnelley & Sons Co.	12,131	175,050
Republic Services, Inc.	4,818	132,736
Robert Half International, Inc.	2,158	61,417
Stericycle, Inc.*	340	26,493
Waste Management, Inc.	6,599	215,853
Total Commercial & Professional Services		993,788

Consumer Durables & Apparel—1.0%
Coach, Inc.	1,095	66,839
D.R. Horton, Inc.	4,715	59,456
Harman International Industries, Inc.	1,636	62,233
Hasbro, Inc.	1,999	63,748
Leggett & Platt, Inc.	2,625	60,480
Lennar Corp., Class A	2,581	50,717
Mattel, Inc.	3,534	98,104
Newell Rubbermaid, Inc.	6,305	101,826
NIKE, Inc., Class B	3,415	329,104
Pultegroup, Inc.*	11,537	72,798
Ralph Lauren Corp., Class A	641	88,509
Stanley Black & Decker, Inc.	2,550	172,380
VF Corp.	1,063	134,990
Whirlpool Corp.	6,373	302,399
Total Consumer Durables & Apparel		1,663,583

Consumer Services—1.2%
Apollo Group, Inc., Class A*	1,574	84,791
Carnival Corp.	7,518	245,388
Chipotle Mexican Grill, Inc., Class A*	107	36,138
Darden Restaurants, Inc.	2,732	124,525
DeVry, Inc.	1,038	39,921
H&R Block, Inc.	3,543	57,857
International Game Technology	1,901	32,697
Marriott International, Inc., Class A	6,878	200,631
McDonald’s Corp.	4,321	433,526
Starbucks Corp.	4,267	196,325
Starwood Hotels & Resorts
Worldwide, Inc.	1,925	92,342
Wyndham Worldwide Corp.	1,956	73,996
Wynn Resorts Ltd.	806	89,055
Yum! Brands, Inc.	3,363	198,451
Total Consumer Services		1,905,643

Diversified Financials—5.8%
American Express Co.	10,774	508,210
Ameriprise Financial, Inc.	3,718	184,562

The accompanying notes are an integral part of these financial statements.

4

Schedule of Investments — continued

Revenue Shares Large Cap Fund

December 31, 2011 (Unaudited)

Investments	Shares	Value
Diversified Financials (continued)
Bank of America Corp.	347,072	$1,929,720
Bank of New York Mellon Corp.	13,405	266,894
BlackRock, Inc., Class A	905	161,307
Capital One Financial Corp.	6,642	280,890
Charles Schwab Corp.	7,100	79,946
Citigroup, Inc.	63,575	1,672,658
CME Group, Inc., Class A	221	53,851
Discover Financial Services	5,554	133,296
E*Trade Financial Corp.*	4,685	37,293
Federated Investors, Inc., Class B	956	14,483
Franklin Resources, Inc.	1,206	115,848
Goldman Sachs Group, Inc.	6,708	606,604
IntercontinentalExchange, Inc.*	176	21,217
Invesco Ltd.	3,430	68,909
JPMorgan Chase & Co.	58,613	1,948,882
Legg Mason, Inc.	1,801	43,314
Leucadia National Corp.	1,125	25,583
Moody’s Corp.	1,106	37,250
Morgan Stanley	44,170	668,292
NASDAQ OMX Group, Inc.*	2,197	53,848
Northern Trust Corp.	1,685	66,827
NYSE Euronext	2,677	69,870
SLM Corp.	6,850	91,790
State Street Corp.	4,112	165,755
T. Rowe Price Group, Inc.	812	46,243
Total Diversified Financials		9,353,342

Energy—15.5%
Alpha Natural Resources, Inc.*	4,793	97,921
Anadarko Petroleum Corp.	2,881	219,907
Apache Corp.	2,913	263,859
Baker Hughes, Inc.	6,509	316,598
Cabot Oil & Gas Corp.	203	15,408
Cameron International Corp.*	2,312	113,727
Chesapeake Energy Corp.	8,412	187,503
Chevron Corp.	36,361	3,868,810
ConocoPhillips	51,709	3,768,035
Consol Energy, Inc.	2,527	92,741
Denbury Resources, Inc.*	2,414	36,451
Devon Energy Corp.	2,704	167,648
Diamond Offshore Drilling, Inc.	980	54,155
El Paso Corp.	2,913	77,398
EOG Resources, Inc.	1,400	137,914
EQT Corp.	452	24,765
Exxon Mobil Corp.	84,047	7,123,824
FMC Technologies, Inc.*	1,574	82,210
Halliburton Co.	11,766	406,045
Helmerich & Payne, Inc.	709	41,377
Hess Corp.	11,154	633,547
Marathon Oil Corp.	27,032	791,227
Marathon Petroleum Corp.	34,837	1,159,724
Murphy Oil Corp.	9,182	511,805
Nabors Industries Ltd.*	5,476	94,954
National Oilwell Varco, Inc.	3,287	223,483
Newfield Exploration Co.*	1,096	41,352
Noble Corp.	1,346	40,676
Noble Energy, Inc.	622	58,710
Occidental Petroleum Corp.	4,150	388,855
Peabody Energy Corp.	3,594	118,997
Pioneer Natural Resources Co.	443	39,640

Investments	Shares	Value
QEP Resources, Inc.	1,586	$46,470
Range Resources Corp.	290	17,963
Rowan Cos., Inc.*	677	20,533
Schlumberger Ltd.	8,925	609,667
Southwestern Energy Co.*	1,371	43,790
Spectra Energy Corp.	2,925	89,944
Sunoco, Inc.	17,832	731,469
Tesoro Corp.*	20,283	473,811
Valero Energy Corp.	88,521	1,863,367
Williams Cos., Inc.	5,366	177,185
Wpx Energy, Inc.*	838	15,226
Total Energy		25,288,691

Food & Staples Retailing—9.0%
Costco Wholesale Corp.	16,321	1,359,866
CVS Caremark Corp.	44,665	1,821,439
Kroger Co.	54,569	1,321,661
Safeway, Inc.	33,029	694,930
SUPERVALU, Inc.	85,716	696,014
Sysco Corp.	21,612	633,880
Walgreen Co.	33,660	1,112,800
Wal-Mart Stores, Inc.	115,698	6,914,112
Whole Foods Market, Inc.	2,385	165,948
Total Food & Staples Retailing		14,720,650

Food, Beverage & Tobacco—4.7%
Altria Group, Inc.	9,077	269,133
Archer-Daniels-Midland Co.	42,649	1,219,761
Beam, Inc.	2,038	104,407
Brown-Forman Corp., Class B	523	42,107
Campbell Soup Co.	3,726	123,852
Coca-Cola Co.	11,042	772,609
Coca-Cola Enterprises, Inc.	5,127	132,174
ConAgra Foods, Inc.	7,646	201,854
Constellation Brands, Inc., Class A*	2,694	55,685
Dean Foods Co.*	19,759	221,301
Dr Pepper Snapple Group, Inc.	2,475	97,713
General Mills, Inc.	5,892	238,096
H.J. Heinz Co.	3,203	173,090
Hershey Co.	1,628	100,578
Hormel Foods Corp.	4,338	127,060
J.M. Smucker Co.	985	76,997
Kellogg Co.	4,281	216,490
Kraft Foods, Inc., Class A	23,524	878,857
Lorillard, Inc.	641	73,074
McCormick & Co., Inc.	1,167	58,840
Molson Coors Brewing Co., Class B	1,338	58,257
PepsiCo, Inc.	16,044	1,064,519
Philip Morris International, Inc.	6,502	510,277
Reynolds American, Inc.	3,381	140,041
Sara Lee Corp.	7,280	137,738
Tyson Foods, Inc., Class A	24,995	515,897
Total Food, Beverage & Tobacco		7,610,407

Health Care Equipment & Services—8.0%
Aetna, Inc.	13,673	576,864
AmerisourceBergen Corp., Class A	35,581	1,323,257
Baxter International, Inc.	4,554	225,332
Becton Dickinson & Co.	1,710	127,771
Boston Scientific Corp.*	24,123	128,817
C.R. Bard, Inc.	540	46,170

The accompanying notes are an integral part of these financial statements.

5

Schedule of Investments — continued

Revenue Shares Large Cap Fund

December 31, 2011 (Unaudited)

Investments	Shares	Value
Health Care Equipment & Services (continued)
Cardinal Health, Inc.	39,351	$1,598,044
CareFusion Corp.*	2,352	59,764
Cerner Corp.*	589	36,076
CIGNA Corp.	8,193	344,106
Coventry Health Care, Inc.*	6,182	187,747
Covidien PLC	4,232	190,482
DaVita, Inc.*	1,491	113,033
DENTSPLY International, Inc.	1,085	37,964
Edwards Lifesciences Corp.*	398	28,139
Express Scripts, Inc.*	16,501	737,430
Hospira, Inc.*	2,285	69,395
Humana, Inc.	6,828	598,201
Intuitive Surgical, Inc.*	63	29,170
Laboratory Corp. of America
Holdings*	1,074	92,332
McKesson Corp.	22,807	1,776,893
Medco Health Solutions, Inc.*	19,739	1,103,410
Medtronic, Inc.	7,104	271,728
Patterson Cos., Inc.	1,876	55,380
Quest Diagnostics, Inc.	2,140	124,248
St. Jude Medical, Inc.	2,626	90,072
Stryker Corp.	2,762	137,299
Tenet Healthcare Corp.*	34,444	176,698
UnitedHealth Group, Inc.	33,314	1,688,354
Varian Medical Systems, Inc.*	640	42,963
WellPoint, Inc.	15,044	996,665
Zimmer Holdings, Inc.*	1,487	79,436
Total Health Care Equipment & Services		13,093,240

Household & Personal Products—1.5%
Avon Products, Inc.	10,711	187,121
Clorox Co.	1,274	84,798
Colgate-Palmolive Co.	2,960	273,474
Estee Lauder Cos., Inc., Class A	1,300	146,016
Kimberly-Clark Corp.	4,721	347,277
Mead Johnson Nutrition Co., Class A	785	53,953
Procter & Gamble Co.	19,909	1,328,129
Total Household & Personal Products		2,420,768

Insurance—5.7%
ACE Ltd.	3,983	279,288
Aflac, Inc.	8,198	354,645
Allstate Corp.	19,706	540,141
American International Group, Inc.*	48,013	1,113,902
AON Corp.	3,972	185,890
Assurant, Inc.	3,381	138,824
Berkshire Hathaway, Inc., Class B*	29,903	2,281,599
Chubb Corp.	3,239	224,203
Cincinnati Financial Corp.	2,043	62,230
Genworth Financial, Inc., Class A*	26,443	173,202
Hartford Financial
Services Group, Inc.	21,864	355,290
Lincoln National Corp.	9,235	179,344
Loews Corp.	6,104	229,816
Marsh & McLennan Cos., Inc.	5,867	185,514
MetLife, Inc.	34,591	1,078,547
Principal Financial Group, Inc.	6,095	149,937
Progressive Corp.	13,202	257,571
Prudential Financial, Inc.	15,179	760,771
Torchmark Corp.	1,259	54,628

Investments	Shares	Value
Travelers Cos., Inc.	7,252	$429,101
Unum Group	8,046	169,529
XL Group PLC, Class A	5,280	104,386
Total Insurance		9,308,358

Materials—3.7%
Air Products & Chemicals, Inc.	1,951	166,206
Airgas, Inc.	880	68,710
Alcoa, Inc.	43,816	379,008
Allegheny Technologies, Inc.	1,816	86,805
Ball Corp.	4,009	143,161
Bemis Co., Inc.	2,885	86,781
CF Industries Holdings, Inc.	691	100,181
Cliffs Natural Resources, Inc.	1,674	104,374
Dow Chemical Co.	37,409	1,075,883
E.I. du Pont de Nemours & Co.	13,602	622,700
Eastman Chemical Co.	3,057	119,406
Ecolab, Inc.	1,929	111,516
FMC Corp.	642	55,238
Freeport-McMoRan Copper &
Gold, Inc.	9,475	348,585
International Flavors &
Fragrances, Inc.	851	44,609
International Paper Co.	15,283	452,377
MeadWestvaco Corp.	3,425	102,579
Monsanto Co.	2,701	189,259
Mosaic Co. (The)	3,016	152,097
Newmont Mining Corp.	2,629	157,766
Nucor Corp.	7,810	309,042
Owens-Illinois, Inc.*	6,331	122,695
PPG Industries, Inc.	2,938	245,294
Praxair, Inc.	1,741	186,113
Sealed Air Corp.	4,445	76,498
Sigma-Aldrich Corp.	641	40,037
Titanium Metals Corp.	1,044	15,639
United States Steel Corp.	12,131	320,986
Vulcan Materials Co.	1,067	41,986
Weyerhaeuser Co. (a)	6,198	115,717
Total Materials		6,041,248

Media—2.8%
Cablevision Systems Corp., Class A	8,104	115,239
CBS Corp., Class B	9,114	247,354
Comcast Corp., Class A	34,685	822,381
DIRECTV, Class A*	9,244	395,273
Discovery Communications, Inc.,
Class A*	1,641	67,232
Gannett Co., Inc.	6,531	87,319
Interpublic Group of Cos., Inc.	12,434	120,983
McGraw-Hill Cos., Inc.	2,379	106,984
News Corp., Class A	30,225	539,214
Omnicom Group, Inc.	5,150	229,587
Scripps Networks Interactive, Inc.,
Class A	830	35,209
Time Warner Cable, Inc.	5,018	318,994
Time Warner, Inc.	13,459	486,408
Viacom, Inc., Class B	5,350	242,944
Walt Disney Co.	18,200	682,500
Washington Post Co., Class B	199	74,985
Total Media		4,572,606

The accompanying notes are an integral part of these financial statements.

6

Schedule of Investments — continued

Revenue Shares Large Cap Fund

December 31, 2011 (Unaudited)

Investments	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences—3.5%
Abbott Laboratories	11,276	$634,049
Allergan, Inc.	1,032	90,548
Amgen, Inc.	4,285	275,140
Biogen IDEC, Inc.*	720	79,236
Bristol-Myers Squibb Co.	9,848	347,043
Celgene Corp.*	1,173	79,295
Eli Lilly & Co.	9,698	403,049
Forest Laboratories, Inc.*	2,406	72,806
Gilead Sciences, Inc.*	3,373	138,057
Johnson & Johnson	16,227	1,064,167
Life Technologies Corp.*	1,541	59,960
Merck & Co., Inc.	21,413	807,270
Mylan, Inc.*	4,782	102,622
PerkinElmer, Inc.	1,591	31,820
Perrigo Co.	446	43,396
Pfizer, Inc.	52,062	1,126,622
Thermo Fisher Scientific, Inc.*	4,153	186,760
Waters Corp.*	403	29,842
Watson Pharmaceuticals, Inc.*	1,063	64,141
Total Pharmaceuticals, Biotechnology
& Life Sciences		5,635,823

Real Estate—0.3%
Apartment Investment &
Management Co., Class A (a)	812	18,603
AvalonBay Communities, Inc. (a)	123	16,064
Boston Properties, Inc. (a)	291	28,984
CBRE Group, Inc., Class A*	6,316	96,129
Equity Residential (a)	598	34,104
HCP, Inc. (a)	665	27,551
Health Care REIT, Inc. (a)	386	21,049
Host Hotels & Resorts, Inc. (a)	5,585	82,490
Kimco Realty Corp. (a)	910	14,778
Plum Creek Timber Co., Inc. (a)	553	20,218
ProLogis, Inc. (a)	791	22,615
Public Storage (a)	217	29,178
Simon Property Group, Inc. (a)	564	72,722
Ventas, Inc. (a)	454	25,029
Vornado Realty Trust (a)	641	49,267
Total Real Estate		558,781

Retailing—5.6%
Abercrombie & Fitch Co., Class A	1,124	54,896
Amazon.com, Inc.*	3,865	669,031
AutoNation, Inc.*	5,940	219,008
AutoZone, Inc.*	388	126,088
Bed Bath & Beyond, Inc.*	2,238	129,737
Best Buy Co., Inc.	34,466	805,470
Big Lots, Inc.*	2,136	80,655
CarMax, Inc.*	4,534	138,196
Dollar Tree, Inc.*	1,126	93,582
Expedia, Inc.	1,098	31,864
Family Dollar Stores, Inc.	2,345	135,213
Gamestop Corp., Class A*	6,279	151,512
Gap, Inc.	12,634	234,361
Genuine Parts Co.	3,424	209,549
Home Depot, Inc.	27,421	1,152,779
JC Penney Co., Inc.	8,640	303,696
Kohl’s Corp.	5,840	288,204
Lowe’s Cos., Inc.	31,533	800,308

Investments	Shares	Value
Ltd. Brands, Inc.	3,747	$151,191
Macy’s, Inc.	12,693	408,461
Netflix, Inc.*	658	45,593
Nordstrom, Inc.	3,194	158,774
Orchard Supply Hardware Stores
Corp., Class A*	606	—
O’Reilly Automotive, Inc.*	1,161	92,822
priceline.com, Inc.*	147	68,753
Ross Stores, Inc.	2,651	126,002
Sears Holdings Corp.*	13,506	429,221
Sherwin-Williams Co.	1,643	146,671
Staples, Inc.	27,498	381,947
Target Corp.	20,291	1,039,305
Tiffany & Co.	745	49,364
TJX Cos., Inc.	5,540	357,607
Tripadvisor, Inc.*	744	18,756
Urban Outfitters, Inc.*	1,291	35,580
Total Retailing		9,134,196

Semiconductors & Semiconductor Equipment—1.3%
Advanced Micro Devices, Inc.*	20,485	110,619
Altera Corp.	1,019	37,805
Analog Devices, Inc.	1,445	51,702
Applied Materials, Inc.	17,287	185,144
Broadcom Corp., Class A*	4,170	122,431
First Solar, Inc.*	1,297	43,787
Intel Corp.	35,207	853,770
KLA-Tencor Corp.	982	47,381
Linear Technology Corp.	831	24,955
LSI Corp.*	6,440	38,318
Microchip Technology, Inc.	656	24,029
Micron Technology, Inc.*	26,692	167,893
Novellus Systems, Inc.*	669	27,623
NVIDIA Corp.*	4,232	58,656
Teradyne, Inc.*	1,753	23,893
Texas Instruments, Inc.	7,837	228,135
Xilinx, Inc.	1,184	37,959
Total Semiconductors &
Semiconductor Equipment		2,084,100

Software & Services—3.8%
Accenture PLC, Class A	7,368	392,199
Adobe Systems, Inc.*	2,403	67,933
Akamai Technologies, Inc.*	670	21,628
Autodesk, Inc.*	961	29,147
Automatic Data Processing, Inc.	2,990	161,490
BMC Software, Inc.*	955	31,305
CA, Inc.	3,439	69,519
Citrix Systems, Inc.*	529	32,121
Cognizant Technology Solutions
Corp., Class A*	1,416	91,063
Computer Sciences Corp.	10,239	242,664
eBay, Inc.*	5,633	170,849
Electronic Arts, Inc.*	2,682	55,249
Fidelity National Information
Services, Inc.	3,504	93,171
Fiserv, Inc.*	1,188	69,783
Google, Inc., Class A*	925	597,458
International Business Machines Corp.	9,013	1,657,310
Intuit, Inc.	1,171	61,583
Mastercard, Inc., Class A	285	106,254

The accompanying notes are an integral part of these financial statements.

7

Schedule of Investments — continued

Revenue Shares Large Cap Fund

December 31, 2011 (Unaudited)

Investments	Shares	Value
Software & Services (continued)
Microsoft Corp.	42,672	$1,107,765
Oracle Corp.	18,370	471,190
Paychex, Inc.	1,123	33,814
Red Hat, Inc.*	299	12,346
SAIC, Inc.*	14,239	174,997
Salesforce.com, Inc.*	229	23,234
Symantec Corp.*	6,228	97,468
Total System Services, Inc.	1,422	27,814
VeriSign, Inc.	358	12,788
Visa, Inc., Class A	1,479	150,163
Western Union Co.	4,933	90,077
Yahoo!, Inc.*	5,466	88,167
Total Software & Services		6,240,549

Technology Hardware & Equipment—5.0%
Agilent Technologies, Inc.*	3,136	109,541
Amphenol Corp., Class A	1,506	68,357
Apple, Inc.*	4,217	1,707,885
Cisco Systems, Inc.	37,935	685,865
Corning, Inc.	9,396	121,960
Dell, Inc.*	64,188	939,070
EMC Corp.*	13,863	298,609
F5 Networks, Inc.*	167	17,722
FLIR Systems, Inc.	998	25,020
Harris Corp.	2,666	96,083
Hewlett-Packard Co.	77,462	1,995,421
Jabil Circuit, Inc.	13,330	262,068
JDS Uniphase Corp.*	2,810	29,336
Juniper Networks, Inc.*	3,773	77,007
Lexmark International, Inc., Class A	2,078	68,719
Molex, Inc.	2,409	57,479
Motorola Mobility Holdings, Inc.*	5,328	206,726
Motorola Solutions, Inc.	4,094	189,511
NetApp, Inc.*	2,084	75,587
QUALCOMM, Inc.	4,151	227,060
SanDisk Corp.*	1,790	88,086
TE Connectivity Ltd.	7,081	218,166
Teradata Corp.*	730	35,412
Western Digital Corp.*	4,928	152,522
Xerox Corp.	46,248	368,134
Total Technology Hardware & Equipment		8,121,346

Telecommunication Services—3.0%
American Tower Corp., Class A*	644	38,646
AT&T, Inc.	69,370	2,097,749
CenturyLink, Inc.	5,563	206,944
Frontier Communications Corp.	17,380	89,507
MetroPCS Communications, Inc.*	9,083	78,840
Sprint Nextel Corp.*	233,166	545,608
Verizon Communications, Inc.	45,271	1,816,273
Windstream Corp.	5,687	66,765
Total Telecommunication Services		4,940,332

Transportation—1.8%
CH Robinson Worldwide, Inc.	2,432	169,705
CSX Corp.	9,205	193,857

Investments	Shares	Value
Expeditors International of
Washington, Inc.	2,486	$101,827
FedEx Corp.	7,893	659,144
Norfolk Southern Corp.	2,458	179,090
Ryder System, Inc.	1,859	98,787
Southwest Airlines Co.	28,563	244,499
Union Pacific Corp.	3,055	323,647
United Parcel Service, Inc., Class B	11,794	863,203
Total Transportation		2,833,759

Utilities—3.5%
AES Corp.*	24,269	287,345
AGL Resources, Inc.	855	36,132
Ameren Corp.	3,813	126,325
American Electric Power Co., Inc.	6,184	255,461
CenterPoint Energy, Inc.	7,106	142,759
CMS Energy Corp.	5,062	111,769
Consolidated Edison, Inc.	3,563	221,013
Constellation Energy Group, Inc.	5,661	224,572
Dominion Resources, Inc.	4,759	252,608
DTE Energy Co.	2,748	149,629
Duke Energy Corp.	11,142	245,124
Edison International	5,275	218,385
Entergy Corp.	2,552	186,424
Exelon Corp.	7,180	311,397
FirstEnergy Corp.	5,666	251,004
Integrys Energy Group, Inc.	1,542	83,545
NextEra Energy, Inc.	4,161	253,322
NiSource, Inc.	4,540	108,097
Northeast Utilities	2,144	77,334
NRG Energy, Inc.*	7,729	140,049
Oneok, Inc.	2,824	244,813
Pepco Holdings, Inc.	5,084	103,205
PG&E Corp.	6,059	249,752
Pinnacle West Capital Corp.	1,153	55,551
PPL Corp.	5,744	168,988
Progress Energy, Inc.	2,786	156,072
Public Service Enterprise Group, Inc.	5,707	188,388
SCANA Corp.	1,702	76,692
Sempra Energy	3,009	165,495
Southern Co.	6,368	294,775
TECO Energy, Inc.	2,941	56,291
Wisconsin Energy Corp.	2,191	76,597
Xcel Energy, Inc.	6,529	180,462
Total Utilities		5,699,375
Total Common Stocks
(Cost $151,183,595)		162,858,187
PREFERRED STOCK—0.0%
Retailing—0.0%
Orchard Supply Hardware Stores Corp.*	606	—
Total Preferred Stock
(Cost $0)		—
Total Investments—100.0%
(Cost $151,183,595)		162,858,187
Other Assets in Excess of Liabilities—0.0%		55,942
Net Assets—100.0%		$162,914,129

* Non-income producing security
(a) Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

8

Schedule of Investments

Revenue Shares Mid Cap Fund

December 31, 2011 (Unaudited)

Investments	Shares	Value
COMMON STOCKS—100.0%
Automobiles & Components—0.4%
Gentex Corp.	3,940	$116,585
Thor Industries, Inc.	12,836	352,091
Total Automobiles & Components		468,676

Banks—2.1%
Associated Banc-Corp	11,238	125,529
Astoria Financial Corp.	10,759	91,344
BancorpSouth, Inc.	9,066	99,907
Bank of Hawaii Corp.	1,668	74,209
Cathay General Bancorp	4,236	63,244
City National Corp.	3,010	132,982
Commerce Bancshares, Inc.	3,361	128,121
Cullen/Frost Bankers, Inc.	1,956	103,492
East West Bancorp, Inc.	6,587	130,093
First Niagara Financial Group, Inc.	15,553	134,222
FirstMerit Corp.	5,948	89,993
Fulton Financial Corp.	10,714	105,104
Hancock Holding Co.	2,444	78,135
International Bancshares Corp.	4,032	73,927
New York Community Bancorp, Inc.	19,886	245,990
Prosperity Bancshares, Inc.	1,219	49,187
Signature Bank*	1,125	67,489
SVB Financial Group*	2,231	106,396
Synovus Financial Corp.	124,224	175,156
TCF Financial Corp.	16,303	168,247
Trustmark Corp.	2,789	67,745
Valley National Bancorp	7,647	94,593
Washington Federal, Inc.	5,680	79,463
Webster Financial Corp.	5,136	104,723
Westamerica Bancorporation	689	30,247
Total Banks		2,619,538

Capital Goods—15.6%
Acuity Brands, Inc.	3,916	207,548
Aecom Technology Corp.*	43,596	896,770
AGCO Corp.*	22,165	952,430
Alliant Techsystems, Inc.	9,568	546,907
AMETEK, Inc.	7,917	333,306
BE Aerospace, Inc.*	7,141	276,428
Carlisle Cos., Inc.	8,157	361,355
CLARCOR, Inc.	2,469	123,425
Crane Co.	6,060	283,063
Donaldson Co., Inc.	3,575	243,386
Esterline Technologies Corp.*	3,413	191,026
Exelis, Inc.	78,421	709,710
Fortune Brands Home &
Security, Inc.*	23,134	393,972
Gardner Denver, Inc.	3,265	251,601
GATX Corp.	3,323	145,082
General Cable Corp.*	26,425	660,889
Graco, Inc.	2,450	100,180
Granite Construction, Inc.	8,786	208,404
Harsco Corp.	18,030	371,057
Hubbell, Inc., Class B	4,892	327,079
Huntington Ingalls Industries, Inc.*	23,149	724,101
IDEX Corp.	5,420	201,136
ITT Corp.	68,299	1,320,220
KBR, Inc.	42,155	1,174,860

Investments	Shares	Value
Kennametal, Inc.	6,866	$250,746
Lennox International, Inc.	11,276	380,565
Lincoln Electric Holdings, Inc.	7,619	298,055
MSC Industrial Direct Co., Inc.,
Class A	3,262	233,396
Nordson Corp.	2,918	120,163
Oshkosh Corp.*	41,173	880,279
Pentair, Inc.	10,747	357,768
Regal-Beloit Corp.	5,979	304,750
Shaw Group, Inc.*	29,794	801,459
SPX Corp.	10,032	604,629
Terex Corp.*	49,633	670,542
Thomas & Betts Corp.*	4,671	255,036
Timken Co.	14,786	572,366
Trinity Industries, Inc.	11,254	338,295
Triumph Group, Inc.	4,577	267,526
United Rentals, Inc.*	10,420	307,911
URS Corp.*	31,188	1,095,322
Valmont Industries, Inc.	3,379	306,779
Wabtec Corp.	3,081	215,516
Watsco, Inc.	5,267	345,831
Woodward, Inc.	4,662	190,816
Total Capital Goods		19,801,685

Commercial & Professional Services—4.1%
Brink’s Co.	16,814	451,960
Clean Harbors, Inc.*	3,474	221,398
Copart, Inc.*	2,044	97,887
Corporate Executive Board Co.	1,399	53,302
Corrections Corp. of America*	8,691	177,036
Deluxe Corp.	7,221	164,350
FTI Consulting, Inc.*	4,032	171,037
Herman Miller, Inc.	8,525	157,286
HNI Corp.	8,232	214,855
Korn/Ferry International*	5,515	94,086
Manpower, Inc.	69,214	2,474,400
Mine Safety Appliances Co.	3,964	131,288
Monster Worldwide, Inc.*	14,794	117,316
Rollins, Inc.	6,062	134,698
Towers Watson & Co., Class A	5,861	351,250
Waste Connections, Inc.	5,025	166,529
Total Commercial & Professional Services		5,178,678

Consumer Durables & Apparel—3.0%
American Greetings Corp., Class A	10,695	133,794
Deckers Outdoor Corp.*	1,372	103,682
Fossil, Inc.*	3,259	258,634
Hanesbrands, Inc.*	22,563	493,227
KB Home	20,269	136,208
MDC Holdings, Inc.	5,715	100,756
Mohawk Industries, Inc.*	11,545	690,968
NVR, Inc.*	485	332,710
Polaris Industries, Inc.	4,744	265,569
PVH Corp.	6,193	436,545
Toll Brothers, Inc.*	8,312	169,731
Tupperware Brands Corp.	5,166	289,141
Under Armour, Inc., Class A*	2,019	144,944
Warnaco Group, Inc.*	5,605	280,474
Total Consumer Durables & Apparel		3,836,383

The accompanying notes are an integral part of these financial statements.

9

Schedule of Investments — continued

Revenue Shares Mid Cap Fund

December 31, 2011 (Unaudited)

Investments	Shares	Value
Consumer Services—2.2%
Bally Technologies, Inc.*	2,222	$87,902
Bob Evans Farms, Inc.	5,864	196,678
Brinker International, Inc.	12,551	335,865
Cheesecake Factory, Inc.*	6,783	199,081
International Speedway Corp., Class A	2,845	72,121
ITT Educational Services, Inc.*	3,283	186,770
Life Time Fitness, Inc.*	2,700	126,225
Matthews International Corp., Class A	3,171	99,664
Panera Bread Co., Class A*	1,491	210,902
Regis Corp.	15,643	258,892
Scientific Games Corp., Class A*	11,184	108,485
Service Corp. International	25,985	276,740
Sotheby’s	3,392	96,774
Strayer Education, Inc.	811	78,821
Wendy’s Co. (The)	63,703	341,448
WMS Industries, Inc.*	4,546	93,284
Total Consumer Services		2,769,652

Diversified Financials—1.3%
Affiliated Managers Group, Inc.*	2,063	197,945
Apollo Investment Corp.	3,821	24,607
Eaton Vance Corp.	6,083	143,802
Greenhill & Co., Inc.	727	26,441
Janus Capital Group, Inc.	19,157	120,881
Jefferies Group, Inc.	31,027	426,621
MSCI, Inc., Class A*	3,041	100,140
Raymond James Financial, Inc.	12,462	385,824
SEI Investments Co.	6,444	111,803
Waddell & Reed Financial, Inc.,
Class A	5,391	133,535
Total Diversified Financials		1,671,599

Energy—6.9%
Arch Coal, Inc.	29,831	432,848
Atwood Oceanics, Inc.*	1,789	71,184
Bill Barrett Corp.*	2,365	80,576
CARBO Ceramics, Inc.	535	65,982
Cimarex Energy Co.	3,150	194,985
Comstock Resources, Inc.*	2,665	40,774
Dresser-Rand Group, Inc.*	4,619	230,534
Dril-Quip, Inc.*	956	62,924
Forest Oil Corp.*	6,637	89,931
Helix Energy Solutions Group, Inc.*	9,503	150,147
Hollyfrontier Corp.	63,157	1,477,874
Northern Oil and Gas, Inc.*	558	13,381
Oceaneering International, Inc.	5,304	244,674
Oil States International, Inc.*	4,942	377,421
Patriot Coal Corp.*	27,898	236,296
Patterson-UTI Energy, Inc.	14,101	281,738
Plains Exploration & Production Co.*	6,442	236,550
Quicksilver Resources, Inc.*	15,576	104,515
SM Energy Co.	1,998	146,054
Southern Union Co.	7,005	294,981
Superior Energy Services, Inc.*	8,007	227,719
Tidewater, Inc.	2,480	122,264
Unit Corp.*	2,776	128,806
World Fuel Services Corp.	82,888	3,479,638
Total Energy		8,791,796

Investments	Shares	Value
Food & Staples Retailing—0.4%
Ruddick Corp.	12,707	$541,827

Food, Beverage & Tobacco—2.9%
Corn Products International, Inc.	13,660	718,379
Flowers Foods, Inc.	15,537	294,892
Green Mountain Coffee
Roasters, Inc.*	5,282	236,898
Hansen Natural Corp.*	1,895	174,605
Lancaster Colony Corp.	1,731	120,028
Ralcorp Holdings, Inc.*	6,002	513,171
Smithfield Foods, Inc.*	54,913	1,333,288
Tootsie Roll Industries, Inc.	2,430	57,518
Universal Corp.	6,358	292,214
Total Food, Beverage & Tobacco		3,740,993

Health Care Equipment & Services—9.1%
Allscripts Healthcare Solutions, Inc.*	8,586	162,619
AMERIGROUP Corp.*	12,576	742,990
Catalyst Health Solutions, Inc.*	10,710	556,920
Community Health Systems, Inc.*	89,481	1,561,443
Cooper Cos., Inc.	2,120	149,502
Gen-Probe, Inc.*	1,058	62,549
Health Management Associates,
Inc., Class A*	88,933	655,436
Health Net, Inc.*	47,978	1,459,491
Henry Schein, Inc.*	14,582	939,518
Hill-Rom Holdings, Inc.	5,293	178,321
HMS Holdings Corp.*	1,230	39,335
Hologic, Inc.*	11,507	201,488
IDEXX Laboratories, Inc.*	1,760	135,450
LifePoint Hospitals, Inc.*	10,989	408,241
Lincare Holdings, Inc.	8,167	209,974
Masimo Corp.	2,467	46,096
Mednax, Inc.*	2,626	189,098
Omnicare, Inc.	20,929	721,004
Owens & Minor, Inc.	33,611	934,050
ResMed, Inc.*	5,541	140,741
STERIS Corp.	4,479	133,564
Teleflex, Inc.	3,062	187,670
Thoratec Corp.*	1,501	50,374
Universal Health Services, Inc.,
Class B	21,316	828,340
VCA Antech, Inc.*	8,347	164,853
WellCare Health Plans, Inc.*	12,469	654,623
Total Health Care Equipment & Services		11,513,690

Household & Personal Products—0.7%
Church & Dwight Co., Inc.	6,620	302,931
Energizer Holdings, Inc.*	6,810	527,639
Total Household & Personal Products		830,570

Insurance—5.7%
American Financial Group, Inc.	14,105	520,333
Arthur J. Gallagher & Co.	6,769	226,355
Aspen Insurance Holdings Ltd.	8,877	235,241
Brown & Brown, Inc.	5,012	113,422
Everest Re Group Ltd.	6,309	530,524
Fidelity National Financial, Inc.,
Class A	37,998	605,308

The accompanying notes are an integral part of these financial statements.

10

Schedule of Investments — continued

Revenue Shares Mid Cap Fund

December 31, 2011 (Unaudited)

Investments	Shares	Value
Insurance (continued)
First American Financial Corp.	34,581	$438,141
Hanover Insurance Group, Inc.	11,609	405,735
HCC Insurance Holdings, Inc.	9,433	259,408
Kemper Corp.	10,415	304,222
Mercury General Corp.	6,465	294,933
Old Republic International Corp.	52,895	490,337
Protective Life Corp.	18,086	408,020
Reinsurance Group of America, Inc.,
Class A	19,562	1,022,114
StanCorp Financial Group, Inc.	9,039	332,183
Transatlantic Holdings, Inc.	8,666	474,290
W.R. Berkley Corp.	16,582	570,255
Total Insurance		7,230,821

Materials—8.5%
Albemarle Corp.	6,273	323,122
Aptargroup, Inc.	5,169	269,667
Ashland, Inc.	12,791	731,133
Cabot Corp.	10,483	336,924
Carpenter Technology Corp.	3,546	182,548
Commercial Metals Co.	58,760	812,651
Compass Minerals International, Inc.	1,815	124,963
Cytec Industries, Inc.	7,455	332,866
Domtar Corp.	8,213	656,711
Greif, Inc., Class A	10,435	475,314
Intrepid Potash, Inc.*	2,210	50,012
Louisiana-Pacific Corp.*	20,832	168,114
Martin Marietta Materials, Inc.	2,765	208,509
Minerals Technologies, Inc.	2,065	116,734
NewMarket Corp.	1,245	246,647
Olin Corp.	10,960	215,364
Packaging Corp. of America	11,832	298,640
Reliance Steel & Aluminum Co.	18,332	892,585
Rock-Tenn Co., Class A	7,458	430,327
RPM International, Inc.	16,067	394,445
Scotts Miracle-Gro Co., Class A	7,122	332,526
Sensient Technologies Corp.	4,424	167,670
Silgan Holdings, Inc.	9,936	383,927
Sonoco Products Co.	15,338	505,540
Steel Dynamics, Inc.	68,440	899,986
Temple-Inland, Inc.	13,514	428,529
Valspar Corp.	11,534	449,480
Worthington Industries, Inc.	16,742	274,234
Total Materials		10,709,168

Media—1.2%
AMC Networks, Inc., Class A*	3,572	134,236
DreamWorks Animation SKG, Inc.,
Class A*	4,791	79,507
John Wiley & Sons, Inc., Class A	4,304	191,098
Lamar Advertising Co., Class A*	5,247	144,292
Meredith Corp.	5,106	166,711
New York Times Co., Class A*	34,495	266,646
Scholastic Corp.	8,056	241,438
Valassis Communications, Inc.*	12,997	249,932
Total Media		1,473,860

Investments	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences—1.2%
Bio-Rad Laboratories, Inc., Class A*	2,510	$241,060
Charles River Laboratories
International, Inc.*	4,760	130,091
Covance, Inc.*	5,454	249,357
Endo Pharmaceuticals Holdings, Inc.*	7,663	264,603
Medicis Pharmaceutical Corp., Class A	2,466	81,995
Mettler-Toledo International, Inc.*	1,684	248,744
Regeneron Pharmaceuticals, Inc.*	935	51,827
Techne Corp.	483	32,970
United Therapeutics Corp.*	1,906	90,058
Vertex Pharmaceuticals, Inc.*	3,257	108,165
Total Pharmaceuticals, Biotechnology
& Life Sciences		1,498,870

Real Estate—1.8%
Alexandria Real Estate Equities, Inc. (a)	941	64,901
American Campus
Communities, Inc. (a)	1,051	44,100
BRE Properties, Inc. (a)	825	41,646
Camden Property Trust (a)	1,247	77,613
Corporate Office Properties Trust (a)	2,993	63,631
Duke Realty Corp. (a)	14,023	168,977
Equity One, Inc. (a)	2,203	37,407
Essex Property Trust, Inc. (a)	387	54,377
Federal Realty Investment Trust (a)	658	59,714
Highwoods Properties, Inc. (a)	1,799	53,376
Home Properties, Inc. (a)	1,114	64,133
Hospitality Properties Trust (a)	5,982	137,466
Jones Lang LaSalle, Inc.	6,371	390,288
Liberty Property Trust (a)	2,661	82,172
Macerich Co. (a)	1,774	89,764
Mack-Cali Realty Corp. (a)	3,196	85,301
National Retail Properties, Inc. (a)	1,079	28,464
Omega Healthcare Investors, Inc. (a)	1,690	32,702
Potlatch Corp. (a)	1,947	60,571
Rayonier, Inc. (a)	3,837	171,245
Realty Income Corp. (a)	1,274	44,539
Regency Centers Corp. (a)	1,536	57,784
Senior Housing Properties Trust (a)	2,086	46,810
SL Green Realty Corp. (a)	2,083	138,811
Taubman Centers, Inc. (a)	1,176	73,030
UDR, Inc. (a)	3,287	82,504
Weingarten Realty Investors (a)	2,947	64,304
Total Real Estate		2,315,630

Retailing—7.7%
99 Cents Only Stores*	6,900	151,455
Aaron’s, Inc.	8,568	228,594
Advance Auto Parts, Inc.	9,959	693,445
Aeropostale, Inc.*	16,762	255,620
American Eagle Outfitters, Inc.	22,372	342,068
ANN, Inc.*	8,860	219,551
Ascena Retail Group, Inc.*	11,498	341,721
Barnes & Noble, Inc.	48,928	708,477
Chico’s FAS, Inc.	19,684	219,280
Collective Brands, Inc.*	27,256	391,669
Dick’s Sporting Goods, Inc.	14,502	534,834

The accompanying notes are an integral part of these financial statements.

11

Schedule of Investments — continued

Revenue Shares Mid Cap Fund

December 31, 2011 (Unaudited)

Investments	Shares	Value
Retailing (continued)
Foot Locker, Inc.	22,988	$548,034
Guess?, Inc.	9,334	278,340
HSN, Inc.	9,750	353,535
LKQ Corp.*	11,615	349,379
Office Depot, Inc.*	568,818	1,222,959
PetSmart, Inc.	12,556	643,997
RadioShack Corp.	47,579	461,992
Rent-A-Center, Inc., Class A	8,835	326,895
Saks, Inc.*	33,029	322,033
Signet Jewelers Ltd.	8,739	384,166
Tractor Supply Co.	6,210	435,632
Williams-Sonoma, Inc.	9,932	382,382
Total Retailing		9,796,058

Semiconductors & Semiconductor Equipment—1.5%
Atmel Corp.*	25,479	206,380
Cree, Inc.*	4,990	109,980
Cypress Semiconductor Corp.*	6,439	108,755
Fairchild Semiconductor International,
Inc., Class A*	15,489	186,487
Integrated Device Technology, Inc.*	12,453	67,993
International Rectifier Corp.*	6,405	124,385
Intersil Corp., Class A	8,545	89,210
Lam Research Corp.*	8,781	325,073
MEMC Electronic Materials, Inc.*	80,202	315,996
RF Micro Devices, Inc.*	23,128	124,891
Semtech Corp.*	2,054	50,980
Silicon Laboratories, Inc.*	1,262	54,796
Skyworks Solutions, Inc.*	10,323	167,439
Total Semiconductors &
Semiconductor Equipment		1,932,365

Software & Services—3.8%
ACI Worldwide, Inc.*	1,809	51,810
Acxiom Corp.*	10,431	127,363
Advent Software, Inc.*	1,383	33,690
Alliance Data Systems Corp.*	3,357	348,591
ANSYS, Inc.*	1,218	69,767
AOL, Inc.*	17,853	269,580
Broadridge Financial Solutions, Inc.	10,560	238,128
Cadence Design Systems, Inc.*	11,701	121,690
Compuware Corp.*	32,065	266,781
Concur Technologies, Inc.*	695	35,299
Convergys Corp.*	20,283	259,014
CoreLogic, Inc.*	12,150	157,099
DST Systems, Inc.	5,596	254,730
Equinix, Inc.*	1,685	170,859
Factset Research Systems, Inc.	864	75,410
Fair Isaac Corp.	1,870	67,021
Gartner, Inc.*	4,383	152,397
Global Payments, Inc.	4,377	207,382
Informatica Corp.*	2,053	75,817
Jack Henry & Associates, Inc.	3,160	106,208
Lender Processing Services, Inc.	14,051	211,749
Mantech International Corp., Class A	9,966	311,338
Mentor Graphics Corp.*	7,489	101,551
MICROS Systems, Inc.*	2,388	111,233
NeuStar, Inc., Class A*	1,925	65,777
Parametric Technology Corp.*	6,232	113,796

Investments	Shares	Value
Quest Software, Inc.*	4,838	$89,987
Rackspace Hosting, Inc.*	2,419	104,041
Rovi Corp.*	3,067	75,387
Solera Holdings, Inc.	1,595	71,041
Synopsys, Inc.*	6,211	168,939
TIBCO Software, Inc.*	4,164	99,561
ValueClick, Inc.*	3,644	59,361
VeriFone Systems, Inc.*	3,142	111,604
Total Software & Services		4,784,001

Technology Hardware & Equipment—11.8%
ADTRAN, Inc.	2,719	82,005
Arrow Electronics, Inc.*	68,382	2,558,171
Avnet, Inc.*	95,582	2,971,644
Ciena Corp.*	17,181	207,890
Diebold, Inc.	10,604	318,862
Ingram Micro, Inc., Class A*	233,422	4,245,946
Itron, Inc.*	7,529	269,312
National Instruments Corp.	4,372	113,453
NCR Corp.*	35,048	576,890
Plantronics, Inc.	2,193	78,159
Polycom, Inc.*	9,736	158,697
QLogic Corp.*	4,479	67,185
Riverbed Technology, Inc.*	3,147	73,955
Tech Data Corp.*	52,257	2,582,018
Tellabs, Inc.	10,313	41,665
Trimble Navigation Ltd.*	3,910	169,694
Vishay Intertechnology, Inc.*	33,522	301,363
Zebra Technologies Corp., Class A*	2,954	105,694
Total Technology Hardware & Equipment		14,922,603

Telecommunication Services—0.6%
Telephone & Data Systems, Inc.	22,717	588,143
tw Telecom, Inc., Class A*	7,708	149,381
Total Telecommunication Services		737,524

Transportation—2.9%
Alaska Air Group, Inc.*	6,405	480,951
Alexander & Baldwin, Inc.	4,922	200,916
Con-Way, Inc.	20,806	606,703
JB Hunt Transport Services, Inc.	11,085	499,601
JetBlue Airways Corp.*	91,492	475,758
Kansas City Southern*	3,604	245,108
Kirby Corp.*	2,796	184,089
Landstar System, Inc.	5,976	286,370
UTi Worldwide, Inc.	36,687	487,570
Werner Enterprises, Inc.	9,376	225,962
Total Transportation		3,693,028

Utilities—4.6%
Alliant Energy Corp.	9,510	419,486
Aqua America, Inc.	3,797	83,724
Atmos Energy Corp.	14,797	493,480
Black Hills Corp.	4,329	145,368
Cleco Corp.	3,475	132,398
Energen Corp.	3,689	184,450
Great Plains Energy, Inc.	12,089	263,298
Hawaiian Electric Industries, Inc.	13,071	346,120
IDACORP, Inc.	2,766	117,306
MDU Resources Group, Inc.	21,505	461,497
National Fuel Gas Co.	3,531	196,253

The accompanying notes are an integral part of these financial statements.

12

Schedule of Investments — continued

Revenue Shares Mid Cap Fund

December 31, 2011 (Unaudited)

Investments	Shares	Value
Utilities (continued)
NSTAR	7,156	$336,046
NV Energy, Inc.	21,543	352,228
OGE Energy Corp.	8,042	456,062
PNM Resources, Inc.	11,811	215,315
Questar Corp.	6,940	137,828
UGI Corp.	23,645	695,163
Vectren Corp.	8,708	263,243
Westar Energy, Inc.	8,689	250,069
WGL Holdings, Inc.	7,278	321,833
Total Utilities		5,871,167

Total Investments—100.0%
(Cost $114,958,007)		126,730,182
Liabilities in Excess of
Other Assets—(0.0)%		(60,664)
Net Assets—100.0%		$126,669,518

* Non-income producing security
(a) Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

13

Schedule of Investments

Revenue Shares Small Cap Fund

December 31, 2011 (Unaudited)

Investments	Shares	Value
COMMON STOCKS—100.0%
Automobiles & Components—0.6%
Drew Industries, Inc.*	5,044	$123,729
Spartan Motors, Inc.	15,056	72,419
Standard Motor Products, Inc.	8,179	163,989
Superior Industries International, Inc.	9,264	153,227
Winnebago Industries, Inc.*	12,873	95,003
Total Automobiles & Components		608,367

Banks—2.5%
Bank Mutual Corp.	4,759	15,134
Bank of The Ozarks, Inc.	1,599	47,378
Bbcn Bancorp, Inc.*	3,488	32,962
Boston Private Financial Holdings, Inc.	8,549	67,879
Brookline Bancorp, Inc.	3,207	27,067
City Holding Co.	963	32,636
Columbia Banking System, Inc.	2,358	45,439
Community Bank System, Inc.	2,433	67,637
Dime Community Bancshares	3,402	42,865
First BanCorp*	37,309	130,208
First Commonwealth Financial Corp.	11,219	59,012
First Financial Bancorp	5,341	88,874
First Financial Bankshares, Inc.	1,226	40,985
First Midwest Bancorp, Inc.	8,398	85,072
FNB Corp./PA	8,388	94,868
Glacier Bancorp, Inc.	5,725	68,872
Hanmi Financial Corp.*	4,087	30,244
Home Bancshares, Inc.	1,557	40,342
Independent Bank Corp.	1,743	47,566
National Penn Bancshares, Inc.	9,975	84,189
NBT Bancorp, Inc.	2,812	62,229
Northwest Bancshares, Inc.	6,322	78,646
Old National Bancorp	7,697	89,670
Oritani Financial Corp.	1,654	21,122
PacWest Bancorp	3,305	62,630
Pinnacle Financial Partners, Inc.*	2,765	44,655
PrivateBancorp, Inc., Class A	11,395	125,117
Provident Financial Services, Inc.	4,362	58,407
S&T Bancorp, Inc.	2,058	40,234
Simmons First National Corp., Class A	1,259	34,232
Sterling Bancorp, Class N	3,034	26,214
Susquehanna Bancshares, Inc.	17,879	149,826
Texas Capital Bancshares, Inc.*	2,200	67,342
Tompkins Financial Corp.	850	32,733
Trustco Bank Corp.	6,202	34,793
UMB Financial Corp.	3,999	148,963
Umpqua Holdings Corp.	8,779	108,772
United Bankshares, Inc./wv	2,493	70,477
United Community Banks, Inc./GA*	9,814	68,600
Wilshire Bancorp, Inc.*	7,609	27,621
Wintrust Financial Corp.	5,102	143,111
Total Banks		2,644,623

Capital Goods—11.6%
A.O. Smith Corp.	7,672	307,801
AAON, Inc.	2,330	47,742
AAR Corp.	17,487	335,226
Actuant Corp., Class A	11,757	266,766
Aegion Corp., Class A*	11,382	174,600
Aerovironment, Inc.*	1,678	52,807

Investments	Shares	Value
Albany International Corp., Class A	7,714	$178,348
American Science & Engineering, Inc.	746	50,810
Apogee Enterprises, Inc.	9,894	121,300
Applied Industrial Technologies, Inc.	11,722	412,263
Astec Industries, Inc.*	5,184	166,977
AZZ, Inc.	1,556	70,705
Barnes Group, Inc.	9,953	239,967
Belden, Inc.	10,920	363,418
Brady Corp., Class A	7,758	244,920
Briggs & Stratton Corp.	25,527	395,413
Cascade Corp.	1,526	71,981
Ceradyne, Inc.*	3,720	99,622
CIRCOR International, Inc.	4,501	158,930
Comfort Systems USA, Inc.	21,943	235,229
Cubic Corp.	5,560	242,360
Curtiss-Wright Corp.	11,107	392,410
Dycom Industries, Inc.*	9,237	193,238
EMCOR Group, Inc.	40,992	1,098,995
Encore Wire Corp.	8,565	221,833
Enersys*	14,142	367,268
EnPro Industries, Inc.*	5,635	185,842
ESCO Technologies, Inc.	4,884	140,562
Federal Signal Corp.	31,956	132,617
Franklin Electric Co., Inc.	3,455	150,500
GenCorp, Inc.*	29,554	157,227
Gibraltar Industries, Inc.*	9,632	134,463
Griffon Corp.	35,481	323,942
II-VI, Inc.*	5,126	94,113
John Bean Technologies Corp.	11,672	179,399
Kaman Corp.	9,727	265,742
Kaydon Corp.	2,886	88,023
Lawson Products, Inc.	3,660	56,474
Lindsay Corp.	1,608	88,263
Lydall, Inc.*	7,976	75,692
Moog, Inc., Class A*	10,051	441,540
Mueller Industries, Inc.	12,045	462,769
NCI Building Systems, Inc.*	16,849	183,149
Orbital Sciences Corp.*	17,992	261,424
Orion Marine Group, Inc.*	8,310	55,261
Powell Industries, Inc.*	3,037	94,997
Quanex Building Products Corp.	11,158	167,593
Robbins & Myers, Inc.	2,896	140,601
Simpson Manufacturing Co., Inc.	3,282	110,472
Standex International Corp.	3,353	114,572
Teledyne Technologies, Inc.*	6,570	360,364
Tennant Co.	3,522	136,900
Toro Co.	5,821	353,102
Universal Forest Products, Inc.	11,664	360,068
Vicor Corp.	6,366	50,673
Watts Water Technologies, Inc.,
Class A	7,398	253,086
Total Capital Goods		12,130,359

Commercial & Professional Services—5.9%
ABM Industries, Inc.	35,810	738,402
CDI Corp.	13,875	191,614
Consolidated Graphics, Inc.*	3,834	185,105
Dolan Co.*	5,620	47,882
Encore Capital Group, Inc.*	4,046	86,018
Exponent, Inc.*	1,091	50,153

The accompanying notes are an integral part of these financial statements.

14

Schedule of Investments — continued

Revenue Shares Small Cap Fund

December 31, 2011 (Unaudited)

Investments	Shares	Value
Commercial & Professional Services (continued)
G&K Services, Inc., Class A	5,503	$160,192
Geo Group, Inc.*	16,736	280,328
Healthcare Services Group, Inc.	8,628	152,629
Heidrick & Struggles International, Inc.	4,915	105,869
Insperity, Inc.	14,337	363,443
Interface, Inc., Class A	17,719	204,477
Kelly Services, Inc., Class A	75,748	1,036,233
Mobile Mini, Inc.*	4,029	70,306
Navigant Consulting, Inc.*	13,614	155,336
On Assignment, Inc.*	9,676	108,178
Portfolio Recovery Associates, Inc.*	1,211	81,767
Resources Connection, Inc.	9,732	103,062
Standard Register Co.	47,439	110,533
SYKES Enterprises, Inc.*	15,030	235,370
Tetra Tech, Inc.*	14,959	322,965
TrueBlue, Inc.*	18,511	256,933
United Stationers, Inc.	29,920	974,195
Viad Corp.	9,785	171,042
Total Commercial & Professional Services		6,192,032

Consumer Durables & Apparel—5.7%
Arctic Cat, Inc.*	4,468	100,753
Blyth, Inc.	2,758	156,654
Brunswick Corp.	40,793	736,722
Callaway Golf Co.	30,247	167,266
Carter’s, Inc.*	9,270	369,039
CROCS, Inc.*	12,211	180,356
Ethan Allen Interiors, Inc.	5,505	130,524
Helen of Troy Ltd.*	4,321	132,655
Iconix Brand Group, Inc.*	3,995	65,079
iRobot Corp.*	2,706	80,774
Jakks Pacific, Inc.	7,732	109,098
K-Swiss, Inc., Class A*	16,152	47,164
La-Z-Boy, Inc., Class Z*	18,607	221,423
Liz Claiborne, Inc.*	49,900	430,637
M/I Homes, Inc.*	11,115	106,704
Maidenform Brands, Inc.*	6,147	112,490
Meritage Homes Corp.*	7,275	168,707
Movado Group, Inc.	3,652	66,357
National Presto Industries, Inc.	901	84,334
Oxford Industries, Inc.	2,587	116,725
Perry Ellis International, Inc.*	10,416	148,116
Pool Corp.	11,193	336,909
Quiksilver, Inc.*	114,509	413,377
Ryland Group, Inc.	11,121	175,267
Skechers U.S.A., Inc., Class A*	26,838	325,277
Standard Pacific Corp.*	48,857	155,365
Steven Madden Ltd.*	4,690	161,805
Sturm Ruger & Co., Inc.	1,676	56,079
True Religion Apparel, Inc.*	2,221	76,802
Unifirst Corp.	3,567	202,392
Universal Electronics, Inc.*	5,279	89,057
Wolverine World Wide, Inc.	7,239	257,998
Total Consumer Durables & Apparel		5,981,905

Consumer Services—5.7%
American Public Education, Inc.*	1,084	46,916
Biglari Holdings, Inc.*	354	130,357
BJ’s Restaurants, Inc.*	2,372	107,499

Investments	Shares	Value
Boyd Gaming Corp.*	69,663	$519,686
Buffalo Wild Wings, Inc.*	2,223	150,075
Capella Education Co.*	2,389	86,123
Career Education Corp.*	53,353	425,223
CEC Entertainment, Inc.	4,513	155,473
Coinstar, Inc.*	7,087	323,451
Corinthian Colleges, Inc.*	159,335	345,757
Cracker Barrel Old Country Store, Inc.	8,886	447,943
DineEquity, Inc.*	4,882	206,069
Hillenbrand, Inc.	7,463	166,574
Interval Leisure Group, Inc.*	5,843	79,523
Jack in the Box, Inc.*	20,198	422,138
Lincoln Educational Services Corp.	13,744	108,578
Marcus Corp.	5,556	70,061
Marriott Vacations Worldwide Corp.*	14,527	249,283
Monarch Casino & Resort, Inc.*	2,495	25,424
Multimedia Games Holding Co., Inc.*	2,868	22,772
O’Charleys, Inc.*	27,339	150,091
Papa John’s International, Inc.*	5,936	223,669
Peet’s Coffee & Tea, Inc.*	1,098	68,823
PF Chang’s China Bistro, Inc.	7,692	237,760
Pinnacle Entertainment, Inc.*	22,721	230,845
Red Robin Gourmet Burgers, Inc.*	5,847	161,962
Ruby Tuesday, Inc.*	33,958	234,310
Ruth’s Hospitality Group, Inc.*	13,036	64,789
School Specialty, Inc.*	35,171	87,928
Shuffle Master, Inc.*	3,436	40,270
Sonic Corp.*	14,654	98,621
Texas Roadhouse, Inc., Class A	13,848	206,335
Universal Technical Institute, Inc.*	6,777	86,610
Total Consumer Services		5,980,938

Diversified Financials—1.5%
Calamos Asset Management, Inc.,
Class A	5,229	65,415
Cash America International, Inc.	5,743	267,796
Ezcorp, Inc., Class A*	5,572	146,934
Financial Engines, Inc.*	1,166	26,037
First Cash Financial Services, Inc.*	2,584	90,673
Interactive Brokers Group, Inc.,
Class A	16,276	243,163
Investment Technology Group, Inc.*	10,073	108,889
Piper Jaffray Cos.*	5,139	103,808
Prospect Capital Corp.	3,430	31,865
Stifel Financial Corp.*	9,197	294,764
SWS Group, Inc.	10,366	71,214
World Acceptance Corp.*	1,267	93,124
Total Diversified Financials		1,543,682

Energy—2.4%
Approach Resources, Inc.*	633	18,617
Basic Energy Services, Inc.*	11,699	230,470
Bristow Group, Inc.	4,934	233,822
Contango Oil & Gas Co.*	628	36,537
Exterran Holdings, Inc.*	2,494	22,695
Georesources, Inc.*	839	24,591
Gulf Island Fabrication, Inc.	1,776	51,877
Gulfport Energy Corp.*	1,286	37,873
Hornbeck Offshore Services, Inc.*	2,068	64,149
ION Geophysical Corp.*	13,686	83,895

The accompanying notes are an integral part of these financial statements.

15

Schedule of Investments — continued

Revenue Shares Small Cap Fund

December 31, 2011 (Unaudited)

Investments	Shares	Value
Energy (continued)
Lufkin Industries, Inc.	2,270	$152,794
Matrix Service Co.*	12,879	121,578
Overseas Shipholding Group, Inc.	19,784	216,239
OYO Geospace Corp.*	426	32,943
Penn Virginia Corp.	9,536	50,445
Petroleum Development Corp.*	1,925	67,587
Petroquest Energy, Inc.*	4,771	31,489
Pioneer Drilling Co.*	12,921	125,075
SEACOR Holdings, Inc.	4,591	408,415
Stone Energy Corp.*	6,282	165,719
Swift Energy Co.*	3,675	109,221
Tetra Technologies, Inc.*	19,429	181,467
Total Energy		2,467,498

Food & Staples Retailing—3.9%
Andersons, Inc.	19,149	836,045
Casey’s General Stores, Inc.	20,160	1,038,442
Nash Finch Co.	30,391	889,848
Spartan Stores, Inc.	25,556	472,786
United Natural Foods, Inc.*	21,202	848,292
Total Food & Staples Retailing		4,085,413

Food, Beverage & Tobacco—2.8%
Alliance One International, Inc.*	130,047	353,728
B&G Foods, Inc., Class A	4,272	102,827
Boston Beer Co., Inc., Class A*	859	93,253
Calavo Growers, Inc.	3,426	87,980
Cal-Maine Foods, Inc.	5,010	183,216
Darling International, Inc.*	23,646	314,255
Diamond Foods, Inc.	5,549	179,066
Hain Celestial Group, Inc.*	5,254	192,612
J&J Snack Foods Corp.	2,545	135,597
Sanderson Farms, Inc.	7,020	351,912
Seneca Foods Corp., Class A*	8,988	232,070
Snyders-Lance, Inc.	12,894	290,115
TreeHouse Foods, Inc.*	5,757	376,393
Total Food, Beverage & Tobacco		2,893,024

Health Care Equipment & Services—9.4%
Abaxis, Inc.*	956	26,453
Air Methods Corp.*	1,388	117,217
Align Technology, Inc.*	3,445	81,733
Almost Family, Inc.*	4,134	68,542
Amedisys, Inc.*	26,069	284,413
AMN Healthcare Services, Inc.*	36,700	162,581
Amsurg Corp., Class A*	5,289	137,726
Analogic Corp.	1,532	87,814
Bio-Reference Labs, Inc.*	6,188	100,679
Cantel Medical Corp.	2,115	59,072
Centene Corp.*	25,523	1,010,456
Chemed Corp.	4,887	250,263
Computer Programs & Systems, Inc.	687	35,113
CONMED Corp.*	5,326	136,718
Corvel Corp.*	1,531	79,168
Cross Country Healthcare, Inc.*	16,784	93,151
CryoLife, Inc.*	3,678	17,654
Cyberonics, Inc.*	1,065	35,677
Ensign Group, Inc.	5,503	134,823
Gentiva Health Services, Inc.*	55,796	376,623
Greatbatch, Inc.*	4,964	109,704

Investments	Shares	Value
Haemonetics Corp.*	2,097	$128,378
Hanger Orthopedic Group, Inc.*	9,719	181,648
Healthspring, Inc.*	16,514	900,674
Healthways, Inc.*	19,627	134,641
ICU Medical, Inc.*	1,271	57,195
Integra LifeSciences Holdings Corp.*	4,564	140,708
Invacare Corp.	21,376	326,839
IPC The Hospitalist Co., Inc.*	1,813	82,890
Kensey Nash Corp.*	511	9,806
Kindred Healthcare, Inc.*	81,725	961,903
Landauer, Inc.	433	22,299
LHC Group, Inc.*	9,101	116,766
Magellan Health Services, Inc.*	10,717	530,170
Meridian Bioscience, Inc.	1,504	28,335
Merit Medical Systems, Inc.*	4,617	61,775
Molina Healthcare, Inc.*	39,819	889,158
MWI Veterinary Supply, Inc.*	3,990	265,096
Natus Medical, Inc.*	4,532	42,737
Neogen Corp.*	883	27,055
NuVasive, Inc.*	7,749	97,560
Omnicell, Inc.*	2,650	43,778
Palomar Medical Technologies, Inc.*	2,052	19,084
PharMerica Corp.*	24,353	369,679
PSS World Medical, Inc.*	15,167	366,890
Quality Systems, Inc.	1,758	65,028
Sonosite, Inc.*	1,316	70,880
SurModics, Inc.*	905	13,267
Symmetry Medical, Inc.*	8,817	70,448
West Pharmaceutical Services, Inc.	5,834	221,400
Zoll Medical Corp.*	1,892	119,537
Total Health Care Equipment & Services		9,771,204

Household & Personal Products—0.5%
Central Garden and Pet Co., Class A*	36,333	302,291
Inter Parfums, Inc.	5,403	84,071
Medifast, Inc.*	3,670	50,352
Prestige Brands Holdings, Inc.*	5,837	65,783
WD-40 Co.	1,494	60,372
Total Household & Personal Products		562,869

Insurance—2.9%
AMERISAFE, Inc.*	2,103	48,895
Delphi Financial Group, Inc., Class A	13,587	601,904
eHealth, Inc.*	1,911	28,092
Employers Holdings, Inc.	4,607	83,341
Horace Mann Educators Corp.	13,534	185,551
Infinity Property & Casualty Corp.	3,381	191,838
Meadowbrook Insurance Group, Inc.	14,350	153,258
National Financial Partners Corp.*	14,276	193,012
Navigators Group, Inc.*	2,963	141,276
Presidential Life Corp.	5,030	50,250
ProAssurance Corp.	1,610	128,510
RLI Corp.	1,540	112,204
Safety Insurance Group, Inc.	2,974	120,388
Selective Insurance Group, Inc.	16,650	295,204
Stewart Information Services Corp.	25,931	299,503
Tower Group, Inc.	15,643	315,519
United Fire & Casualty Co.	6,197	125,055
Total Insurance		3,073,800

The accompanying notes are an integral part of these financial statements.

16

Schedule of Investments — continued

Revenue Shares Small Cap Fund

December 31, 2011 (Unaudited)

Investments	Shares	Value
Materials—7.4%
A. Schulman, Inc.	18,181	$385,074
A.M. Castle & Co.*	24,461	231,401
AK Steel Holding Corp.	152,606	1,260,525
AMCOL International Corp.	6,482	174,042
American Vanguard Corp.	3,916	52,239
Balchem Corp.	1,364	55,296
Buckeye Technologies, Inc.	5,096	170,410
Calgon Carbon Corp.*	6,859	107,755
Century Aluminum Co.*	27,900	237,429
Clearwater Paper Corp.*	9,826	349,904
Deltic Timber Corp.	401	24,216
Eagle Materials, Inc.	3,736	95,866
H.B. Fuller Co.	12,493	288,713
Hawkins, Inc.	1,393	51,346
Haynes International, Inc.	1,721	93,967
Headwaters, Inc.*	44,296	98,337
Kaiser Aluminum Corp.	5,229	239,906
KapStone Paper and Packaging Corp.*	9,557	150,427
Koppers Holdings, Inc.	8,372	287,662
Kraton Performance Polymers, Inc.*	13,866	281,480
LSB Industries, Inc.*	5,259	147,410
Materion Corp.*	12,095	293,667
Myers Industries, Inc.	10,719	132,272
Neenah Paper, Inc.	6,024	134,456
Olympic Steel, Inc.	9,252	215,757
OM Group, Inc.*	11,863	265,613
PolyOne Corp.	49,471	571,390
Quaker Chemical Corp.	3,266	127,015
RTI International Metals, Inc.*	4,161	96,577
Schweitzer-Mauduit International, Inc.	2,166	143,952
Stepan Co.	4,202	336,832
Texas Industries, Inc.	3,929	120,935
Tredegar Corp.	6,662	148,030
Wausau Paper Corp.	22,985	189,856
Zep, Inc.	7,694	107,562
Total Materials		7,667,319

Media—1.4%
Arbitron, Inc.	2,140	73,637
Digital Generation, Inc.*	4,366	52,043
E.W. Scripps Co., Class A*	17,379	139,206
Harte-Hanks, Inc.	16,266	147,858
Live Nation Entertainment, Inc.*	120,494	1,001,305
Total Media		1,414,049

Pharmaceuticals, Biotechnology & Life Sciences—1.1%
Affymetrix, Inc.*	12,478	51,035
Arqule, Inc.*	1,215	6,853
Cambrex Corp.*	5,973	42,886
Cubist Pharmaceuticals, Inc.*	3,414	135,263
Emergent Biosolutions, Inc.*	2,939	49,493
Enzo Biochem, Inc.*	6,956	15,581
eResearchTechnology, Inc.*	5,948	27,896
Hi-Tech Pharmacal Co., Inc.*	827	32,162
Medicines Co.*	4,435	82,668
Par Pharmaceutical Cos., Inc.*	5,059	165,581
Parexel International Corp.*	13,460	279,160
Questcor Pharmaceuticals, Inc.*	729	30,312
Salix Pharmaceuticals Ltd.*	2,088	99,911

Investments	Shares	Value
Savient Pharmaceuticals, Inc.*	539	$1,202
Viropharma, Inc.*	3,369	92,277
Total Pharmaceuticals, Biotechnology
& Life Sciences		1,112,280

Real Estate—1.4%
Acadia Realty Trust (a)	1,464	29,485
BioMed Realty Trust, Inc. (a)	4,485	81,089
Cedar Realty Trust, Inc. (a)	5,548	23,912
Colonial Properties Trust (a)	3,607	75,242
Cousins Properties, Inc. (a)	5,953	38,159
DiamondRock Hospitality Co. (a)	13,641	131,499
EastGroup Properties, Inc. (a)	765	33,262
Entertainment Properties Trust (a)	1,304	56,998
Extra Space Storage, Inc. (a)	2,420	58,637
Forestar Group, Inc.*	1,357	20,531
Franklin Street Properties Corp. (a)	2,466	24,537
Getty Realty Corp. (a)	1,370	19,111
Healthcare Realty Trust, Inc. (a)	2,997	55,714
Inland Real Estate Corp. (a)	4,299	32,715
Kilroy Realty Corp. (a)	1,815	69,097
Kite Realty Group Trust (a)	2,994	13,503
LaSalle Hotel Properties (a)	5,671	137,295
Lexington Realty Trust (a)	8,340	62,467
LTC Properties, Inc. (a)	512	15,800
Medical Properties Trust, Inc. (a)	2,703	26,679
Mid-America Apartment
Communities, Inc. (a)	1,359	85,005
Parkway Properties, Inc. (a)	5,076	50,049
Pennsylvania Real Estate
Investment Trust (a)	8,491	88,646
Post Properties, Inc. (a)	1,317	57,579
PS Business Parks, Inc. (a)	1,016	56,317
Saul Centers, Inc. (a)	899	31,843
Sovran Self Storage, Inc. (a)	918	39,171
Tanger Factory Outlet Centers (a)	1,955	57,321
Universal Health Realty
Income Trust (a)	134	5,226
Urstadt Biddle Properties, Inc.,
Class A (a)	949	17,158
Total Real Estate		1,494,047

Retailing—10.3%
Big 5 Sporting Goods Corp.	17,278	180,382
Blue Nile, Inc.*	1,696	69,333
Brown Shoe Co., Inc.	52,077	463,485
Buckle, Inc.	4,359	178,152
Cabela’s, Inc.*	20,781	528,253
Cato Corp., Class A	6,834	165,383
Childrens Place Retail Stores, Inc.*	5,516	293,010
Christopher & Banks Corp.	31,223	73,062
Coldwater Creek, Inc.*	174,972	206,467
Finish Line, Inc., Class A	11,046	213,022
Fred’s, Inc., Class A	24,345	354,950
Genesco, Inc.*	5,387	332,593
Group 1 Automotive, Inc.	21,671	1,122,558
Haverty Furniture Cos., Inc.	9,706	106,572
Hibbett Sports, Inc.*	2,740	123,793
HOT Topic, Inc.	18,472	122,100
JOS A. Bank Clothiers, Inc.*	3,018	147,158

The accompanying notes are an integral part of these financial statements.

17

Schedule of Investments — continued

Revenue Shares Small Cap Fund

December 31, 2011 (Unaudited)

Investments	Shares	Value
Retailing (continued)
Kirkland’s, Inc.*	6,426	$85,466
Lithia Motors, Inc., Class A	20,933	457,595
Lumber Liquidators Holdings, Inc.*	7,503	132,503
MarineMax, Inc.*	14,298	93,223
Men’s Wearhouse, Inc.	11,562	374,725
Midas, Inc.*	3,843	33,011
Monro Muffler Brake, Inc.	2,908	112,801
Nutrisystem, Inc.	5,930	76,675
OfficeMax, Inc.*	281,461	1,277,833
PEP Boys-Manny Moe & Jack	33,553	369,083
PetMed Express, Inc.	4,245	44,063
Rue21, Inc.*	4,983	107,633
Select Comfort Corp.*	6,717	145,692
Sonic Automotive, Inc., Class A	93,990	1,391,992
Stage Stores, Inc.	19,064	264,799
Stamps.com, Inc.*	721	18,840
Stein Mart, Inc.*	33,394	227,413
Tuesday Morning Corp.*	45,178	155,864
Vitamin Shoppe, Inc.*	4,155	165,701
Voxx International Corp., Class A*	14,158	119,635
Zale Corp.*	80,449	306,511
Zumiez, Inc.*	2,921	81,087
Total Retailing		10,722,418

Semiconductors & Semiconductor Equipment—2.5%
Advanced Energy Industries, Inc.*	9,902	106,249
ATMI, Inc.*	3,715	74,411
Brooks Automation, Inc.	13,449	138,121
Cabot Microelectronics Corp.*	1,764	83,349
Ceva, Inc.*	392	11,862
Cirrus Logic, Inc.*	4,053	64,240
Cohu, Inc.	5,349	60,711
Cymer, Inc.*	2,299	114,398
Diodes, Inc.*	6,118	130,313
DSP Group, Inc.*	6,358	33,125
Entropic Communications, Inc.*	8,431	43,082
Exar Corp.*	3,993	25,955
Gt Advanced Technologies, Inc.*	20,584	149,028
Hittite Microwave Corp.*	993	49,034
Kopin Corp.*	4,636	17,988
Kulicke & Soffa Industries, Inc.*	19,068	176,379
Micrel, Inc.	4,991	50,459
Microsemi Corp.*	8,399	140,683
MKS Instruments, Inc.	6,037	167,949
Monolithic Power Systems, Inc.*	2,641	39,800
Nanometrics, Inc.*	2,452	45,166
Pericom Semiconductor Corp.*	3,726	28,355
Power Integrations, Inc.	1,672	55,444
Rubicon Technology, Inc.*	2,701	25,362
Rudolph Technologies, Inc.*	4,234	39,207
Sigma Designs, Inc.*	8,625	51,750
Standard Microsystems Corp.*	2,882	74,269
STR Holdings, Inc.*	7,845	64,564
Supertex, Inc.*	877	16,558
Tessera Technologies, Inc.*	3,162	52,964
TriQuint Semiconductor, Inc.*	36,619	178,335
Ultratech, Inc.*	1,636	40,197

Investments	Shares	Value
Veeco Instruments, Inc.*	8,844	$183,955
Volterra Semiconductor Corp.*	1,170	29,964
Total Semiconductors &
Semiconductor Equipment		2,563,226

Software & Services—4.0%
Blackbaud, Inc.	2,333	64,624
Bottomline Technologies, Inc.*	1,526	35,357
CACI International, Inc., Class A*	11,299	631,840
Cardtronics, Inc.*	4,194	113,490
Ciber, Inc.*	52,374	202,164
CommVault Systems, Inc.*	1,193	50,965
comScore, Inc.*	2,088	44,266
CSG Systems International, Inc.*	8,813	129,639
DealerTrack Holdings, Inc.*	2,205	60,108
Digital River, Inc.*	650	9,763
Ebix, Inc.	1,490	32,929
EPIQ Systems, Inc.	3,987	47,924
Forrester Research, Inc.	1,545	52,437
Heartland Payment Systems, Inc.	15,964	388,883
Higher One Holdings, Inc.*	1,734	31,975
iGate Corp.	6,823	107,326
Infospace, Inc.*	4,170	45,828
Interactive Intelligence Group, Inc.*	1,517	34,770
j2 Global, Inc.	2,186	61,514
JDA Software Group, Inc.*	3,662	118,612
Liquidity Services, Inc.*	1,616	59,630
LivePerson, Inc.*	1,731	21,724
LogMeIn, Inc.*	529	20,393
Manhattan Associates, Inc.*	1,311	53,069
MAXIMUS, Inc.	4,016	166,062
MicroStrategy, Inc., Class A*	915	99,113
Monotype Imaging Holdings, Inc.*	1,374	21,421
NCI, Inc., Class A*	8,941	104,163
Netscout Systems, Inc.*	3,038	53,469
Opnet Technologies, Inc.	690	25,302
Perficient, Inc.*	5,541	55,465
Progress Software Corp.*	4,774	92,377
RightNow Technologies, Inc.*	912	38,970
Sourcefire, Inc.*	806	26,098
Synchronoss Technologies, Inc.*	1,343	40,572
Take-Two Interactive Software, Inc.*	12,673	171,719
Taleo Corp., Class A*	1,311	50,722
TeleTech Holdings, Inc.*	13,349	216,254
THQ, Inc.*	166,242	126,344
Tyler Technologies, Inc.*	1,828	55,041
United Online, Inc.	31,993	174,042
Virtusa Corp.*	2,456	35,563
Websense, Inc.*	3,630	67,990
Wright Express Corp.*	1,775	96,347
XO Group, Inc.*	2,655	22,143
Total Software & Services		4,158,407

Technology Hardware & Equipment—10.0%
Agilysys, Inc.*	12,194	96,942
Anixter International, Inc.*	19,330	1,152,841
Arris Group, Inc.*	19,122	206,900
Avid Technology, Inc.*	17,028	145,249

The accompanying notes are an integral part of these financial statements.

18

Schedule of Investments — continued

Revenue Shares Small Cap Fund

December 31, 2011 (Unaudited)

Investments	Shares	Value
Technology Hardware & Equipment (continued)
Badger Meter, Inc.	1,776	$52,268
Bel Fuse, Inc., Class B	2,858	53,587
Benchmark Electronics, Inc.*	33,044	445,103
Black Box Corp.	6,931	194,345
Blue Coat Systems, Inc.*	3,570	90,856
Brightpoint, Inc.*	93,326	1,004,188
Checkpoint Systems, Inc.*	13,324	145,765
Cognex Corp.	1,687	60,378
Comtech Telecommunications Corp.	4,640	132,797
CTS Corp.	12,230	112,516
Daktronics, Inc.	8,063	77,163
Digi International, Inc.*	3,351	37,397
DTS, Inc.*	646	17,597
Electro Scientific Industries, Inc.*	3,453	49,999
FARO Technologies, Inc.*	960	44,160
FEI Co.*	3,811	155,413
Harmonic, Inc.*	18,942	95,468
Insight Enterprises, Inc.*	64,256	982,474
Intermec, Inc.*	21,267	145,892
Intevac, Inc.*	2,397	17,738
Littelfuse, Inc.	2,794	120,086
Measurement Specialties, Inc.*	1,675	46,833
Mercury Computer Systems, Inc.*	3,142	41,757
Methode Electronics, Inc.	8,764	72,653
MTS Systems Corp.	2,052	83,619
Netgear, Inc.*	5,906	198,264
Newport Corp.*	7,063	96,127
Novatel Wireless, Inc.*	24,749	77,464
Oplink Communications, Inc.*	2,207	36,349
OSI Systems, Inc.*	2,544	124,096
Park Electrochemical Corp.	1,485	38,046
PC-Tel, Inc.	1,945	13,304
Plexus Corp.*	14,962	409,660
Pulse Electronics Corp.	22,797	63,832
Radisys Corp.*	11,200	56,672
Rofin-Sinar Technologies, Inc.*	4,602	105,156
Rogers Corp.*	2,446	90,160
Scansource, Inc.*	13,816	497,376
Stratasys, Inc.*	913	27,764
Super Micro Computer, Inc.*	10,926	171,320
Symmetricom, Inc.*	6,913	37,261
Synaptics, Inc.*	3,521	106,158
SYNNEX Corp.*	63,385	1,930,707
Tekelec*	6,545	71,537
TTM Technologies, Inc.*	24,126	264,421
Viasat, Inc.*	3,138	144,725
Total Technology Hardware & Equipment		10,442,383

Investments	Shares	Value
Telecommunication Services—0.8%
Atlantic Tele-Network, Inc.	3,623	$141,478
Cbeyond, Inc.*	11,490	92,035
Cincinnati Bell, Inc.*	88,476	268,082
General Communication, Inc.,
Class A*	12,655	123,893
Lumos Networks Corp.	2,314	35,497
Neutral Tandem, Inc.*	4,758	50,863
NTELOS Holdings Corp.	5,406	110,174
USA Mobility, Inc.	3,048	42,276
Total Telecommunication Services		864,298
Transportation—2.3%
Allegiant Travel Co., Class A*	2,611	139,271
Arkansas Best Corp.	19,938	384,205
Forward Air Corp.	3,022	96,855
Heartland Express, Inc.	6,935	99,101
HUB Group, Inc., Class A*	14,734	477,824
Knight Transportation, Inc.	10,335	161,639
Old Dominion Freight Line, Inc.*	8,517	345,194
Skywest, Inc.	53,045	667,837
Total Transportation		2,371,926
Utilities—3.4%
Allete, Inc.	4,235	177,785
American States Water Co.	2,237	78,071
Avista Corp.	11,233	289,250
Central Vermont Public Service Corp.	1,814	63,671
CH Energy Group, Inc.	3,243	189,326
El Paso Electric Co.	4,915	170,256
Laclede Group, Inc.	7,402	299,559
New Jersey Resources Corp.	11,495	565,554
Northwest Natural Gas Co.	3,316	158,936
NorthWestern Corp.	6,066	217,102
Piedmont Natural Gas Co., Inc.	7,853	266,845
South Jersey Industries, Inc.	3,074	174,634
Southwest Gas Corp.	8,316	353,347
UIL Holdings Corp.	8,100	286,497
Unisource Energy Corp.	7,561	279,152
Total Utilities		3,569,985
Total Investments—100.0%
(Cost $95,608,420)		104,316,052
Liabilities in Excess of
Other Assets—(0.0)%		(24,972)
Net Assets—100.0%		$104,291,080

*	Non-income producing security
(a)	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

19

Schedule of Investments

Revenue SHARES FINANCIALS SECTOR FUND

December 31, 2011 (Unaudited)

Investments	Shares	Value
COMMON STOCKS—100.2%
Capital Markets—11.3%
Ameriprise Financial, Inc.	1,189	$59,022
Bank of New York Mellon Corp.	4,290	85,414
BlackRock, Inc., Class A	289	51,511
Charles Schwab Corp.	2,276	25,628
E*Trade Financial Corp.*	1,494	11,892
Federated Investors, Inc., Class B	311	4,712
Franklin Resources, Inc.	386	37,079
Goldman Sachs Group, Inc.	2,146	194,063
Invesco Ltd.	1,103	22,159
Legg Mason, Inc.	582	13,997
Morgan Stanley	14,137	213,893
Northern Trust Corp.	539	21,377
State Street Corp.	1,315	53,007
T. Rowe Price Group, Inc.	260	14,807
Total Capital Markets		808,561

Commercial Banks—13.7%
BB&T Corp.	2,198	55,324
Comerica, Inc.	520	13,416
Fifth Third Bancorp	2,945	37,460
First Horizon National Corp.	1,128	9,024
Huntington Bancshares, Inc.	3,072	16,865
KeyCorp	3,526	27,115
M&T Bank Corp.	311	23,742
PNC Financial Services Group, Inc.	1,541	88,869
Regions Financial Corp.	10,200	43,860
SunTrust Banks, Inc.	3,086	54,622
U.S. Bancorp	4,166	112,690
Wells Fargo & Co.	17,512	482,631
Zions Bancorporation	941	15,320
Total Commercial Banks		980,938

Consumer Finance—4.5%
American Express Co.	3,451	162,783
Capital One Financial Corp.	2,131	90,120
Discover Financial Services	1,782	42,768
SLM Corp.	2,197	29,440
Total Consumer Finance		325,111

Diversified Financial Services—25.9%
Bank of America Corp.	111,086	617,638
Citigroup, Inc.	20,348	535,356
CME Group, Inc., Class A	71	17,300
IntercontinentalExchange, Inc.*	56	6,751
JPMorgan Chase & Co.	18,760	623,770
Leucadia National Corp.	365	8,300
Moody’s Corp.	354	11,923
NASDAQ OMX Group, Inc.*	708	17,353
NYSE Euronext	861	22,472
Total Diversified Financial Services		1,860,863

Insurance—41.5%
ACE Ltd.	1,274	89,333
Aflac, Inc.	2,628	113,687

Investments	Shares	Value
Allstate Corp.	6,307	$172,875
American International Group, Inc.*	15,367	356,514
AON Corp.	1,271	59,483
Assurant, Inc.	1,081	44,386
Berkshire Hathaway, Inc., Class B*	9,571	730,267
Chubb Corp.	1,036	71,712
Cincinnati Financial Corp.	644	19,616
Genworth Financial, Inc., Class A*	8,463	55,433
Hartford Financial Services Group, Inc.	6,998	113,717
Lincoln National Corp.	2,960	57,483
Loews Corp.	1,958	73,719
Marsh & McLennan Cos., Inc.	1,882	59,509
MetLife, Inc.	11,071	345,194
Principal Financial Group, Inc.	1,955	48,093
Progressive Corp.	4,225	82,430
Prudential Financial, Inc.	4,858	243,483
Torchmark Corp.	403	17,486
Travelers Cos., Inc.	2,310	136,683
Unum Group	2,579	54,340
XL Group PLC, Class A	1,695	33,510
Total Insurance		2,978,953

Paper & Forest Products—0.5%
Weyerhaeuser Co. (a)	1,988	37,116

Real Estate Investment Trusts—2.1%
Apartment Investment &
Management Co., Class A (a)	265	6,071
AvalonBay Communities, Inc. (a)	42	5,485
Boston Properties, Inc. (a)	93	9,263
Equity Residential (a)	191	10,893
HCP, Inc. (a)	213	8,825
Health Care REIT, Inc., Class Warrants
risk model (bid) (a)	124	6,762
Host Hotels & Resorts, Inc. (a)	1,792	26,468
Kimco Realty Corp. (a)	298	4,839
Plum Creek Timber Co., Inc. (a)	177	6,471
ProLogis, Inc. (a)	253	7,233
Public Storage (a)	69	9,278
Simon Property Group, Inc. (a)	181	23,338
Ventas, Inc. (a)	145	7,994
Vornado Realty Trust (a)	205	15,756
Total Real Estate Investment Trusts		148,676

Real Estate Management & Development—0.4%
Cbre Group, Inc., Class A*	2,026	30,836

Thrifts & Mortgage Finance—0.3%
Hudson City Bancorp, Inc.	2,211	13,819
People’s United Financial, Inc.	535	6,875
Total Thrifts & Mortgage Finance		20,694

Total Investments—100.2%
(Cost $10,391,654)		7,191,748
Liabilities in Excess of Other Assets—(0.2)%		(11,554)
Net Assets—100.0%		$7,180,194

* Non-income producing security
(a) Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

20

Schedule of Investments

Revenue Shares ADR Fund

December 31, 2011 (Unaudited)

Investments	Shares	Value
COMMON STOCKS—98.7%
Automobiles & Components—5.2%
Honda Motor Co. Ltd. (a)	19,055	$582,130
Magna International, Inc., Class A	4,674	155,691
Toyota Motor Corp. (a)	18,754	1,240,202
Total Automobiles & Components		1,978,023

Banks—12.5%
Banco Bilbao Vizcaya
Argentaria SA (a)	19,221	164,724
Banco Bradesco SA (a)	29,084	485,121
Banco de Chile (a)	259	21,173
Banco Santander Chile (a)	346	26,192
Banco Santander SA (a)	47,029	353,658
Bancolombia SA (a)	397	23,645
Bank of Montreal	1,745	95,644
Bank of Nova Scotia	3,103	154,561
Barclays PLC (a)	35,463	389,738
Canadian Imperial Bank
of Commerce	1,281	92,706
Credicorp Ltd.	171	18,720
HSBC Holdings PLC (a)	12,136	462,382
Itau Unibanco Holding SA (a)	23,345	433,283
Lloyds Banking Group PLC* (a)	249,583	391,845
Mitsubishi UFJ Financial
Group, Inc. (a)	68,452	286,814
Mizuho Financial Group, Inc. (a)	61,007	163,499
National Bank of Greece SA (a)	29,040	57,499
Royal Bank of Canada	3,892	198,336
Royal Bank of Scotland
Group PLC* (a)	55,095	350,955
Shinhan Financial Group Co., Ltd. (a)	144	9,822
Sumitomo Mitsui Financial
Group, Inc. (a)	33,015	181,913
Toronto-Dominion Bank	2,109	157,774
Westpac Banking Corp. (a)	2,359	241,562
Total Banks		4,761,566

Capital Goods—2.9%
ABB Ltd.* (a)	11,361	213,928
Embraer SA (a)	1,347	33,971
Koninklijke Philips Electronics NV	9,222	193,201
Kubota Corp. (a)	1,425	59,223
Nidec Corp. (a)	1,999	43,138
Siemens AG (a)	5,941	568,019
Total Capital Goods		1,111,480

Consumer Durables & Apparel—2.8%
Gildan Activewear, Inc.	466	8,756
Luxottica Group SpA (a)	1,730	48,319
Panasonic Corp. (a)	63,021	528,746
Sony Corp. (a)	26,811	483,671
Total Consumer Durables & Apparel		1,069,492

Consumer Services—0.3%
Carnival PLC (a)	2,613	86,046
Intercontinental Hotels Group PLC (a)	577	10,380
Tim Hortons, Inc.	321	15,543
Total Consumer Services		111,969

Investments	Shares	Value
Diversified Financials—4.0%
Credit Suisse Group AG (a)	12,443	$292,162
Deutsche Bank AG	11,326	428,802
ING Groep NV* (a)	60,935	436,904
Nomura Holdings, Inc. (a)	25,823	76,952
ORIX Corp. (a)	633	25,921
UBS AG*	22,314	263,975
Total Diversified Financials		1,524,716

Energy—34.1%
BP PLC (a)	44,581	1,905,392
Cameco Corp.	671	12,112
Canadian Natural Resources Ltd.	2,108	78,776
Cenovus Energy, Inc.	2,666	88,511
China Petroleum &
Chemical Corp. (a)	17,729	1,862,432
CNOOC Ltd. (a)	1,283	224,114
Ecopetrol SA (a)	4,114	183,155
Enbridge, Inc.	2,888	108,040
Encana Corp.	2,243	41,563
Enerplus Corp.	249	6,305
ENI SpA (a)	20,410	842,321
Imperial Oil Ltd.	3,816	169,736
Nexen, Inc.	2,485	39,536
Penn West Petroleum Ltd.	888	17,582
PetroChina Co. Ltd. (a)	13,504	1,678,682
Petroleo Brasileiro SA, Class A (a)	33,453	785,811
Royal Dutch Shell PLC, Class A (a)	17,875	1,306,484
Royal Dutch Shell PLC, Class B (a)	17,293	1,314,441
Statoil ASA (a)	24,472	626,728
Suncor Energy, Inc.*	8,044	231,909
Talisman Energy, Inc.	3,870	49,342
Tenaris SA (a)	1,483	55,138
Total SA (a)	25,203	1,288,125
TransCanada Corp.	1,195	52,186
Total Energy		12,968,421

Food & Staples Retailing—0.4%
Delhaize Group SA (a)	2,848	160,229

Food, Beverage & Tobacco—3.5%
Anheuser-Busch InBev NV (a)	3,679	224,383
BRF - Brasil Foods SA (a)	4,309	84,241
British American Tobacco PLC (a)	1,399	132,737
Diageo PLC (a)	1,026	89,693
Fomento Economico Mexicano
SAB de CV (a)	1,303	90,832
Unilever NV	10,260	352,636
Unilever PLC (a)	10,773	361,111
Total Food, Beverage & Tobacco		1,335,633

Health Care Equipment & Services—0.3%
Fresenius Medical Care AG &
Co. KGaA (a)	1,053	71,583
Smith & Nephew PLC (a)	515	24,797
Total Health Care Equipment & Services		96,380

Insurance—4.8%
Aegon NV, Class G*	47,095	189,322
Aviva PLC (a)	48,540	448,995

The accompanying notes are an integral part of these financial statements.

21

Schedule of Investments — continued

Revenue Shares ADR Fund

December 31, 2011 (Unaudited)

Investments	Shares	Value
Insurance (continued)
China Life Insurance Co. Ltd. (a)	8,907	$329,291
Manulife Financial Corp.	24,395	259,075
Prudential PLC (a)	24,204	477,787
Sun Life Financial, Inc.	6,292	116,528
Total Insurance		1,820,998

Materials—6.2%
Agnico-Eagle Mines Ltd.	253	9,189
Agrium, Inc.	1,240	83,216
ArcelorMittal	29,033	528,110
Barrick Gold Corp.	1,648	74,572
BHP Billiton Ltd. (a)	2,820	199,177
BHP Billiton PLC (a)	3,422	199,811
Cemex SAB de CV* (a)	17,592	94,821
Cia de Minas Buenaventura SA (a)	214	8,205
Cia Siderurgica Nacional SA (a)	6,387	52,246
CRH PLC (a)	7,680	152,218
Eldorado Gold Corp.	373	5,114
Gerdau SA (a)	15,415	120,391
Goldcorp, Inc.	621	27,479
IAMGOLD Corp.	539	8,543
Kinross Gold Corp.	1,811	20,645
POSCO (a)	2,290	188,009
Potash Corp. of Saskatchewan, Inc.	1,219	50,320
Randgold Resources Ltd. (a)	54	5,513
Rio Tinto PLC (a)	6,995	342,195
Silver Wheaton Corp.	123	3,562
Sociedad Quimica y Minera
de Chile SA (a)	223	12,009
Southern Copper Corp.	1,249	37,695
Syngenta AG (a)	1,253	73,852
Teck Resources Ltd., Class B	1,866	65,664
Yamana Gold, Inc.	836	12,281
Total Materials		2,374,837

Media—0.7%
Grupo Televisa SAB (a)	1,349	28,410
Pearson PLC (a)	2,847	53,723
Shaw Communications, Inc., Class B	1,298	25,791
Thomson Reuters Corp.	2,856	76,170
WPP PLC (a)	1,697	88,634
Total Media		272,728

Pharmaceuticals, Biotechnology & Life Sciences—3.0%
AstraZeneca PLC (a)	4,060	187,938
Elan Corp. PLC* (a)	703	9,659
GlaxoSmithKline PLC (a)	5,444	248,410
Novartis AG (a)	5,870	335,588
Novo Nordisk A/S (a)	595	68,580
QIAGEN NV*	446	6,159
Sanofi (a)	7,291	266,413
Shire PLC (a)	231	24,001
Valeant Pharmaceuticals
International, Inc.*	286	13,353
Total Pharmaceuticals, Biotechnology
& Life Sciences		1,160,101

Investments	Shares	Value
Real Estate—0.2%
Brookfield Asset Management, Inc.,
Class A	3,394	$93,267

Semiconductors & Semiconductor Equipment—0.6%
Advantest Corp. (a)	616	5,827
ARM Holdings PLC (a)	158	4,372
ASML Holding NV, Class G	1,163	48,602
STMicroelectronics NV, Class Y	10,258	60,830
Taiwan Semiconductor Manufacturing
Co. Ltd. (a)	6,249	80,675
United Microelectronics Corp. (a)	10,467	22,399
Total Semiconductors &
Semiconductor Equipment		222,705

Software & Services—0.3%
SAP AG (a)	1,875	99,281

Technology Hardware & Equipment—4.3%
Alcatel-Lucent* (a)	81,080	126,485
Canon, Inc. (a)	5,686	250,411
Hitachi Ltd. (a)	11,012	574,166
Kyocera Corp. (a)	957	76,378
Nokia OYJ (a)	62,531	301,399
Research In Motion Ltd.*	6,678	96,831
Telefonaktiebolaget LM Ericsson (a)	19,998	202,580
Total Technology Hardware & Equipment		1,628,250

Telecommunication Services—9.8%
America Movil SAB de CV, Series R (a)	13,089	295,811
BCE, Inc.	2,710	112,926
BT Group PLC (a)	5,944	176,180
China Mobile Ltd. (a)	9,047	438,689
Chunghwa Telecom Co. Ltd. (a)	1,079	35,909
France Telecom SA (a)	22,043	345,193
Nippon Telegraph & Telephone
Corp. (a)	25,293	640,672
NTT DoCoMo, Inc. (a)	15,180	278,553
Portugal Telecom SGPS SA (a)	6,611	38,146
Rogers Communications, Inc.,
Class B	1,913	73,670
Tele Norte Leste Participacoes SA (a)	10,761	102,337
Telecom Italia SpA (a)	22,020	234,513
Telefonica SA (a)	28,678	492,975
TELUS Corp., Class A	1,099	58,851
Vodafone Group PLC (a)	14,265	399,848
Total Telecommunication Services		3,724,273

Transportation—0.4%
Canadian National Railway Co.	663	52,085
Canadian Pacific Railway Ltd.	446	30,181
Lan Airlines SA (a)	1,250	29,050
Ryanair Holdings PLC* (a)	872	24,294
Total Transportation		135,610

Utilities—2.4%
Centrais Eletricas Brasileiras
SA, Class C (a)	10,179	98,838
Cia Energetica de Minas Gerais (a)	2,790	49,634

The accompanying notes are an integral part of these financial statements.

22

Schedule of Investments — continued

Revenue Shares ADR Fund

December 31, 2011 (Unaudited)

Investments	Shares	Value
Utilities (continued)
CPFL Energia SA (a)	1,661	$46,857
Empresa Nacional de
Electricidad SA (a)	617	27,364
Enersis SA (a)	4,412	77,783
Korea Electric Power Corp.* (a)	18,731	205,666
National Grid PLC (a)	2,666	129,248
TransAlta Corp.	777	16,022
Veolia Environnement SA (a)	23,933	264,460
Total Utilities		915,872

Total Common Stocks
(Cost $42,180,546)		37,565,831
PREFERRED STOCKS—1.2%
Food, Beverage & Tobacco—0.2%
Cia de Bebidas das Americas (a)	2,479	89,467

Materials—0.9%
Vale SA, Class B (a)	16,682	343,649

Utilities—0.1%
Cia Paranaense de Energia-Copel
Preference B (a)	1,212	25,428

Total Preferred Stocks
(Cost $539,516)		458,544
Total Investments—99.9%
(Cost $42,720,062)		38,024,375
Other Assets in Excess of Liabilities—0.1%		49,950
Net Assets—100.0%		$38,074,325

		% of
Country	Value	Net Assets
Australia	$440,738	1.2%
Belgium	384,611	1.0
Brazil	2,751,274	7.2
Canada	3,083,775	8.1
Chile	193,572	0.5
China	2,007,974	5.3
Colombia	206,801	0.5
Denmark	68,580	0.2
Finland	301,399	0.8
France	2,290,676	6.0
Germany	1,167,686	3.1
Greece	57,499	0.1
Hong Kong	2,525,235	6.6
Ireland	210,172	0.6
Italy	1,125,153	3.0
Japan	5,498,217	14.4
Jersey Islands	94,147	0.2
Luxembourg	583,248	1.5
Mexico	509,874	1.3
Netherlands	3,847,749	10.1
Norway	626,728	1.6
Peru	26,924	0.1
Portugal	38,145	0.1
South Korea	403,497	1.1
Spain	1,011,357	2.7
Sweden	202,580	0.5
Switzerland	1,240,334	3.3
Taiwan	138,983	0.4
United Kingdom	6,873,583	18.1
United States	113,864	0.3
Total Investments	38,024,375	99.9
Other Assets in Excess
of Liabilities	49,950	0.1
Net Assets	$38,074,325	100.0%

(a) American Depositary Receipt
* Non-income producing security

The accompanying notes are an integral part of these financial statements.

23

Schedule of Investments

Revenue Shares Navellier Overall A-100 Fund

December 31, 2011 (Unaudited)

Investments	Shares	Value
COMMON STOCKS—100.1%
Banks—0.7%
Bank of The Ozarks, Inc.	708	$20,978
Enterprise Financial Services Corp.	1,180	17,464
Texas Capital Bancshares, Inc.*	828	25,345
Total Banks		63,787

Capital Goods—5.3%
Chart Industries, Inc.*	648	35,037
Edac Technologies Corp.*	1,471	16,240
Generac Holdings, Inc.*	1,277	35,794
Primoris Services Corp.	4,050	60,467
Transdigm Group, Inc.*	539	51,572
W.W. Grainger, Inc.	1,491	279,100
Total Capital Goods		478,210

Commercial & Professional Services—1.4%
Copart, Inc.*	898	43,005
Mistras Group, Inc.*	980	24,980
Verisk Analytics, Inc., Class A*	1,389	55,741
Total Commercial & Professional Services		123,726

Consumer Durables & Apparel—5.2%
iRobot Corp.*	886	26,447
Lululemon Athletica, Inc.*	922	43,020
Polaris Industries, Inc.	1,617	90,520
Sturm Ruger & Co., Inc.	672	22,485
VF Corp.	2,246	285,220
Total Consumer Durables & Apparel		467,692

Consumer Services—5.0%
Advance America Cash Advance
Centers, Inc.	3,626	32,453
Carrols Restaurant Group, Inc.*	3,701	42,821
Cedar Fair LP	2,077	44,656
Domino’s Pizza, Inc.*	1,954	66,338
Melco Crown Entertainment Ltd.,
Class Participation Certificate* (a)	14,589	140,346
Papa John’s International, Inc.*	1,396	52,601
Weight Watchers International, Inc.	1,196	65,792
Total Consumer Services		445,007

Diversified Financials—1.3%
Credit Acceptance Corp.*	332	27,317
Main Street Capital Corp.	699	14,847
Marketaxess Holdings, Inc.	652	19,632
Ocwen Financial Corp.*	1,964	28,439
World Acceptance Corp.*	421	30,943
Total Diversified Financials		121,178

Energy—5.2%
Delek US Holdings, Inc.	20,353	232,228
EQT Corp.	1,137	62,296
Gulfport Energy Corp.*	665	19,584
Mitcham Industries, Inc.*	749	16,358
Provident Energy Ltd.	8,240	79,846
SM Energy Co.	768	56,141
Total Energy		466,453

Investments	Shares	Value
Food & Staples Retailing—2.0%
Susser Holdings Corp.*	7,743	175,147

Food, Beverage & Tobacco—8.6%
British American Tobacco PLC (a)	6,512	$617,858
Green Mountain Coffee
Roasters, Inc.*	2,048	91,853
Hansen Natural Corp.*	691	63,669
Total Food, Beverage & Tobacco		773,380

Health Care Equipment & Services—12.9%
Accretive Health, Inc.*	1,686	38,744
Healthspring, Inc.*	3,190	173,983
Healthstream, Inc.*	885	16,328
Humana, Inc.	7,205	631,230
Intuitive Surgical, Inc.*	157	72,693
Mediware Information Systems*	1,094	14,025
WellCare Health Plans, Inc.*	3,937	206,692
Total Health Care Equipment & Services		1,153,695

Household & Personal Products—5.8%
Estee Lauder Cos., Inc., Class A	2,935	329,659
Herbalife Ltd.	2,341	120,959
Nu Skin Enterprises, Inc., Class A	1,405	68,241
Total Household & Personal Products		518,859

Insurance—1.2%
Amtrust Financial Services, Inc.	2,118	50,302
Crawford & Co., Class B	9,119	56,173
Total Insurance		106,475

Materials—2.7%
Arabian American Development Co.*	2,080	17,638
NewMarket Corp.	423	83,801
Terra Nitrogen Co. LP	231	38,718
U.S. Lime & Minerals, Inc.*	285	17,131
Valhi, Inc.	1,427	86,291
Total Materials		243,579

Pharmaceuticals, Biotechnology & Life Sciences—7.2%
Akorn, Inc.*	1,579	17,558
Alexion Pharmaceuticals, Inc.*	555	39,683
Biogen IDEC, Inc.*	1,568	172,558
Cambrex Corp.*	2,660	19,099
Hi-Tech Pharmacal Co., Inc.*	508	19,756
Jazz Pharmaceuticals, Inc.*	563	21,749
Medicines Co.*	1,420	26,469
Questcor Pharmaceuticals, Inc.*	411	17,089
Shire PLC (a)	1,462	151,902
Spectrum Pharmaceuticals, Inc.*	1,293	18,917
Watson Pharmaceuticals, Inc.*	2,350	141,799
Total Pharmaceuticals, Biotechnology
& Life Sciences		646,579

The accompanying notes are an integral part of these financial statements.

24

Schedule of Investments — continued

Revenue Shares Navellier Overall A-100 Fund

December 31, 2011 (Unaudited)

Investments	Shares	Value
Real Estate—0.3%
Altisource Portfolio Solutions SA*	491	$24,638

Retailing—14.3%
America’s Car-Mart, Inc.*	604	23,665
AutoZone, Inc.*	856	278,174
Bed Bath & Beyond, Inc.*	5,067	293,734
Lithia Motors, Inc., Class A	4,279	93,539
O’Reilly Automotive, Inc.*	2,504	200,195
Sally Beauty Holdings, Inc.*	6,043	127,688
Select Comfort Corp.*	1,841	39,931
Stamps.com, Inc.*	622	16,253
Tractor Supply Co.	2,014	141,282
Ulta Salon Cosmetics & Fragrance, Inc.*	980	63,622
Total Retailing		1,278,083

Semiconductors & Semiconductor Equipment—0.2%
Silicon Motion Technology Corp.* (a)	966	19,784

Software & Services—7.3%
Alliance Data Systems Corp.*	1,116	115,885
Cardtronics, Inc.*	1,229	33,257
CommVault Systems, Inc.*	525	22,428
Fair Isaac Corp.	894	32,041
Internet Initiative Japan, Inc. (a)	5,940	52,569
Liquidity Services, Inc.*	613	22,620
Majesco Entertainment Co.*	5,726	13,972
Manhattan Associates, Inc.*	509	20,604
Mastercard, Inc., Class A	609	227,047

Investments	Shares	Value
MAXIMUS, Inc.	1,051	$43,459
NeuStar, Inc., Class A*	932	31,847
S1 Corp.*	2,037	19,494
Solarwinds, Inc.*	613	17,133
Total Software & Services		652,356

Technology Hardware & Equipment—1.2%
Datalink Corp.*	3,062	25,292
FARO Technologies, Inc.*	442	20,332
FEI Co.*	1,001	40,821
Globecomm Systems, Inc.*	1,750	23,940
Total Technology Hardware & Equipment		110,385

Telecommunication Services—7.1%
China Unicom Hong Kong Ltd. (a)	30,227	638,696

Transportation—0.8%
Kirby Corp.*	1,023	67,354

Utilities—4.4%
CenterPoint Energy, Inc.	15,142	304,203
Vectren Corp.	3,008	90,932
Total Utilities		395,135

Total Investments—100.1%
(Cost $8,702,879)		8,970,198
Liabilities in Excess of
Other Assets—(0.1)%		(8,188)
Net Assets—100.0%		$8,962,010

* Non-income producing security
(a) American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

25

Statements Of Assets And Liabilities

December 31, 2011 (Unaudited)

	RevenueShares Large Cap Fund	RevenueShares Mid Cap Fund	RevenueShares Small Cap Fund	RevenueShares Financials Sector Fund	RevenueShares ADR Fund	RevenueShares Navellier Overall A-100 Fund
ASSETS:
Investments at value
(Note 5)	$162,858,187	$126,730,182	$104,316,052	$7,191,748	$38,024,375	$8,970,198
Cash	111,857	47,293	41,549	4,524	20,857	2,408
Receivables:
Expense reimbursement
due from Adviser	—	—	—	3,735	—	2,613
Dividends	268,935	105,779	76,039	4,810	97,092	17,064
Securities sold	639,385	3,483,836	119,322	26,049	1,033,618	139,102
Prepaid expenses	3,758	2,738	2,473	349	1,394	262
Total Assets	163,882,122	130,369,828	104,555,435	7,231,215	39,177,336	9,131,647
LIABILITIES:
Payables:
Investment securities
purchased	25,388	267,422	22,745	—	—	—
Income Distributions
(Note 7)	797,179	325,631	152,621	32,193	786,828	31,058
Capital Gains Distributions
(Note 7)	—	3,004,100	—	—	280,536	110,327
Advisory fees (Note 3)	21,368	21,474	12,879	—	15	—
Principal Financial &
Compliance Officer fees	10,043	6,414	6,710	—	1,250	3
Trustee fees	686	502	533	144	29	122
Other accrued expenses	113,329	74,767	68,867	18,684	34,353	28,127
Total Liabilities	967,993	3,700,310	264,355	51,021	1,103,011	169,637
NET ASSETS	$162,914,129	$126,669,518	$104,291,080	$7,180,194	$38,074,325	$8,962,010
NET ASSETS CONSIST OF:
Paid-in capital	$153,649,227	$115,438,431	$95,092,584	$11,325,586	$44,564,744	$9,560,430
Undistributed net
investment loss	(23,233)	(1,240)	(2,235)	(442)	(569,183)	(135)
Accumulated net realized
gain (loss) on investments	(2,386,457)	(539,848)	493,099	(945,044)	(1,225,549)	(865,604)
Net unrealized appreciation
(depreciation) on
investments	11,674,592	11,772,175	8,707,632	(3,199,906)	(4,695,687)	267,319
NET ASSETS	$162,914,129	$126,669,518	$104,291,080	$7,180,194	$38,074,325	$8,962,010
Shares outstanding
(unlimited number of
shares of beneficial
interest authorized,
without par value)	7,001,400	4,501,400	3,251,400	300,000	1,200,000	250,000
Net asset value, per share	$23.27	$28.14	$32.08	$23.93	$31.73	$35.85
Investments at cost	$151,183,595	$114,958,007	$95,608,420	$10,391,654	$42,720,062	$8,702,879

The accompanying notes are an integral part of these financial statements.

26

Statements of Operations

Six Months Ended December 31, 2011 (Unaudited)

	RevenueShares Large Cap Fund	RevenueShares Mid Cap Fund	RevenueShares Small Cap Fund	RevenueShares Financials Sector Fund	RevenueShares ADR Fund	RevenueShares Navellier Overall A-100 Fund
INVESTMENT INCOME:
Dividend income	$1,923,940	$875,176	$545,180	$73,634	$778,057	$110,759
Foreign withholding tax	—	—	—	—	(98,665)	(1,333)
Total Income	1,923,940	875,176	545,180	73,634	679,392	109,426
EXPENSES:
Advisory fees (Note 3)	383,979	312,769	265,348	20,236	141,823	32,173
BNY Fund Services fees	149,364	125,371	117,979	11,265	56,668	16,091
Professional fees	43,569	34,733	31,407	14,415	22,578	14,046
Compliance fees	19,697	14,118	12,673	3,721	6,996	4,128
Principal Financial Officer fees	16,778	12,027	10,795	3,169	5,960	3,517
Printing and Postage	21,949	14,094	11,579	1,446	6,789	1,349
Trustees fees	5,166	3,387	3,135	321	2,041	369
Other expense	5,319	7,030	8,289	6,288	5,942	3,823
Total Expenses	645,821	523,529	461,205	60,861	248,797	75,496
Less expense waivers and
reimbursements (Note 3)	(227,704)	(185,738)	(174,629)	(38,826)	(132,975)	(43,323)
Net Expenses	418,117	337,791	286,576	22,035	115,822	32,173
Net Investment Income	1,505,823	537,385	258,604	51,599	563,570	77,253
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on
investments	(2,049,180)	(328,494)	(537,831)	(258,982)	(2,021,172)	(1,512,014)
Net realized gain (loss) on
in-kind redemptions	3,439,344	3,104,886	1,948,371	(329,147)	2,105,057	647,346
Total net realized gain (loss)	1,390,164	2,776,392	1,410,540	(588,129)	83,885	(864,668)
Net change in unrealized
appreciation (depreciation)
on investments	(16,018,652)	(16,489,032)	(12,399,346)	(1,791,889)	(11,303,822)	(670,420)
Net realized and unrealized
gain (loss) on investments	(14,628,488)	(13,712,640)	(10,988,806)	(2,380,018)	(11,219,937)	(1,535,088)
Net Increase (Decrease) in
Net Assets Resulting
From Operations	$(13,122,665)	$(13,175,255)	$(10,730,202)	$(2,328,419)	$(10,656,367)	$(1,457,835)

The accompanying notes are an integral part of these financial statements.

27

Statements of Changes in Net Assets

	RevenueShares Large Cap Fund		RevenueShares Mid Cap Fund		RevenueShares Small Cap Fund
	Six-Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011	Six-Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011	Six-Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
OPERATIONS:
Net investment income	$1,505,823	$3,158,543	$537,385	$800,643	$258,604	$537,272
Net realized gain (loss) on
investments and in-kind
redemptions	1,390,164	7,035,281	2,776,392	9,122,464	1,410,540	13,656,528
Net change in unrealized
appreciation (depreciation)
on investments	(16,018,652)	35,293,707	(16,489,032)	29,195,993	(12,399,346)	21,053,552
Net increase (decrease) in net
assets resulting from
operations	(13,122,665)	45,487,531	(13,175,255)	39,119,100	(10,730,202)	35,247,352
DISTRIBUTION TO
SHAREHOLDERS FROM:
Net investment income	(2,315,573)	(2,871,609)	(727,340)	(762,231)	(341,320)	(543,364)
Realized gains	—	—	(3,004,099)	—	—	—
Total distributions to
shareholders	(2,315,573)	(2,871,609)	(3,731,439)	(762,231)	(341,320)	(543,364)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	48,640,531	15,756,545	30,030,204	1,522,617	27,782,757
Cost of shares redeemed	(22,948,209)	(28,676,563)	(16,414,846)	(24,422,486)	(17,176,883)	(40,788,847)
Net increase (decrease) in net
assets resulting from
shareholder transactions	(22,948,209)	19,963,968	(658,301)	5,607,718	(15,654,266)	(13,006,090)
Increase (Decrease) in net
assets	(38,386,447)	62,579,890	(17,564,995)	43,964,587	(26,725,788)	21,697,898
NET ASSETS:
Beginning of period	201,300,576	138,720,686	144,234,513	100,269,926	131,016,868	109,318,970
End of period	$162,914,129	$201,300,576	$126,669,518	$144,234,513	$104,291,080	$131,016,868
Undistributed net
investment income (loss)
included in net assets at
end of period	$(23,233)	$786,517	$(1,240)	$188,715	$(2,235)	$80,481
CHANGES IN SHARES
OUTSTANDING:
Shares outstanding,
beginning of period	8,051,400	7,151,400	4,551,400	4,351,400	3,801,400	4,301,400
Shares sold	—	2,150,000	550,000	1,050,000	50,000	850,000
Shares redeemed	(1,050,000)	(1,250,000)	(600,000)	(850,000)	(600,000)	(1,350,000)
Shares outstanding, end
of period	7,001,400	8,051,400	4,501,400	4,551,400	3,251,400	3,801,400

The accompanying notes are an integral part of these financial statements.

28

Statements of Changes in Net Assets — concluded

	RevenueShares Financials Sector Fund		RevenueShares ADR Fund		RevenueShares Navellier Overall A-100 Fund
	Six-Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011	Six-Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011	Six-Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
OPERATIONS:
Net investment income	$51,599	$321,350	$563,570	$1,552,721	$77,253	$103,630
Net realized gain (loss) on
investments and in-kind
redemptions	(588,129)	1,121,942	83,885	946,612	(864,668)	2,925,409
Net change in unrealized
appreciation (depreciation)
on investments	(1,791,889)	18,835	(11,303,822)	12,828,518	(670,420)	515,010
Net increase (decrease) in net
assets resulting from
operations	(2,328,419)	1,462,127	(10,656,367)	15,327,851	(1,457,835)	3,544,049
DISTRIBUTION TO
SHAREHOLDERS FROM:
Net investment income	(79,817)	(309,165)	(1,906,146)	(1,346,857)	(80,242)	(111,815)
Realized gains	—	—	(280,536)	—	(110,327)	—
Total distributions to
shareholders	(79,817)	(309,165)	(2,186,682)	(1,346,857)	(190,569)	(111,815)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	3,124,104	—	15,646,588	5,602,571	7,050,083
Cost of shares redeemed	(2,291,797)	(16,968,366)	(20,799,123)	(5,552,019)	(5,488,085)	(10,374,496)
Net increase (decrease) in
net assets resulting from
shareholder transactions	(2,291,797)	(13,844,262)	(20,799,123)	10,094,569	114,486	(3,324,413)
Increase (Decrease) in net
assets	(4,700,033)	(12,691,300)	(33,642,172)	24,075,563	(1,533,918)	107,821
NET ASSETS:
Beginning of period	11,880,227	24,571,527	71,716,497	47,640,934	10,495,928	10,388,107
End of period	$7,180,194	$11,880,227	$38,074,325	$71,716,497	$8,962,010	$10,495,928
Undistributed net investment
income (loss) included
in net assets at end of
period	$(442)	$27,776	$(569,183)	$773,393	$(135)	$2,854
CHANGES IN SHARES
OUTSTANDING:
Shares outstanding,
beginning of period	400,000	900,000	1,800,000	1,550,000	250,000	350,000
Shares sold	—	100,000	—	400,000	150,000	200,000
Shares redeemed	(100,000)	(600,000)	(600,000)	(150,000)	(150,000)	(300,000)
Shares outstanding, end
of period	300,000	400,000	1,200,000	1,800,000	250,000	250,000

The accompanying notes are an integral part of these financial statements.

29

Financial Highlights

Revenue Shares Large Cap Fund

	Six-Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009[6]	For the Period February 22, 2008[5] Through June 30, 2008[6]
Per Share Operating Performance:
Net asset value, beginning of period	$25.00	$19.40	$16.63	$22.87	$25.00
Net investment income[1]	0.20	0.39	0.29	0.33	0.15
Net realized and unrealized gain (loss)
on investments	(1.61)	5.57	2.74	(6.34)	(2.23)
Total gain (loss) from investment
operations	(1.41)	5.96	3.03	(6.01)	(2.08)
Less Distributions from:
Net investment income	(0.32)	(0.36)	(0.26)	(0.23)	(0.05)
Realized gains	—	—	—	—	—
Total distributions	(0.32)	(0.36)	(0.26)	(0.23)	(0.05)
Net asset value, end of period	$23.27	$25.00	$19.40	$16.63	$22.87
Total Return at Net Asset Value[2]	(5.63)%	30.97%	18.21%	(26.27)%	(8.31)%
Total Return at Market Value[2]	(5.70)%	30.94%	17.99%	(26.52)%	(8.19)%
Ratios/Supplemental Data:
Net assets, end of period
(000’s omitted)	$162,914	$201,301	$138,721	$53,233	$32,048
Ratio to average net assets of:
Expenses, net of expense waivers
and reimbursements	0.49%[4]	0.49%	0.49%	0.49%	0.49%[4]
Expenses, prior to expense waivers
and reimbursements	0.76%[4]	0.73%	0.85%	1.89%	2.32%[4]
Net investment income, net of
waivers and reimbursements	1.77%[4]	1.68%	1.44%	2.05%	1.87%[4]
Portfolio turnover rate[3]	16.48%	12.73%	6.72%	23.67%	0.88%

[1]	Based on average daily shares outstanding.

[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser. Prior to June 30, 2010, the total return at market value reported in these Financial Highlights was calculated based on the Fund’s closing price on the NYSE Arca.

[3]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Funds’ capital shares.

[4]	Annualized for periods less than one year.

[5]	Commencement of operations.

[6]	On November 6, 2008, there was a 2 for 1 stock split. Historical per share amounts have been adjusted to reflect the 2 for 1 split on a retroactive basis.

The accompanying notes are an integral part of these financial statements.

30

Financial Highlights— continued

Revenue Shares Mid Cap Fund

	Six-Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009[6]	For the Period February 22, 2008[5] Through June 30, 2008[6]
Per Share Operating Performance:
Net asset value, beginning of period	$31.69	$23.04	$18.84	$24.17	$25.00
Net investment income[1]	0.12	0.18	0.17	0.18	0.08
Net realized and unrealized gain (loss)
on investments	(2.83)	8.64	4.18	(5.36)	(0.84)
Total gain (loss) from investment
operations	(2.71)	8.82	4.35	(5.18)	(0.76)
Less Distributions from:
Net investment income	(0.17)	(0.17)	(0.15)	(0.15)	(0.07)
Realized gains	(0.67)	—	—	—	—
Total distributions	(0.84)	(0.17)	(0.15)	(0.15)	(0.07)
Net asset value, end of period	$28.14	$31.69	$23.04	$18.84	$24.17
Total Return at Net Asset Value[2]	(8.54)%	38.40%	23.07%	(21.39)%	(3.02)%
Total Return at Market Value[2]	(8.67)%	38.42%	22.86%	(21.71)%	(2.44)%
Ratios/Supplemental Data:
Net assets, end of period
(000’s omitted)	$126,670	$144,235	$100,270	$30,166	$4,869
Ratio to average net assets of:
Expenses, net of expense waivers
and reimbursements	0.54%[4]	0.54%	0.54%	0.54%	0.54%[4]
Expenses, prior to expense waivers
and reimbursements	0.84%[4]	0.81%	0.89%	2.02%	4.93%[4]
Net investment income, net of
waivers and reimbursements	0.86%[4]	0.61%	0.71%	1.12%	0.89%[4]
Portfolio turnover rate[3]	38.99%	38.03%	14.51%	35.25%	1.07%

[1]	Based on average daily shares outstanding.

[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser. Prior to June 30, 2010, the total return at market value reported in these Financial Highlights was calculated based on the Fund’s closing price on the NYSE Arca.

[3]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Funds’ capital shares.

[4]	Annualized for periods less than one year.

[5]	Commencement of operations.

[6]	On November 6, 2008, there was a 2 for 1 stock split. Historical per share amounts have been adjusted to reflect the 2 for 1 split on a retroactive basis.

The accompanying notes are an integral part of these financial statements.

31

Financial Highlights — continued

Revenue Shares Small Cap Fund

	Six-Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009[6]	For the Period February 22, 2008[5] Through June 30, 2008[6]
Per Share Operating Performance:
Net asset value, beginning of period	$34.47	$25.41	$20.04	$23.35	$25.00
Net investment income[1]	0.08	0.14	0.07	0.11	0.08
Net realized and unrealized gain (loss)
on investments	(2.37)	9.06	5.35	(3.32)	(1.67)
Total gain (loss) from investment
operations	(2.29)	9.20	5.42	(3.21)	(1.59)
Less Distributions from:
Net investment income	(0.10)	(0.14)	(0.05)	(0.10)	(0.06)
Realized gains	—	—	—	—	—
Total distributions	(0.10)	(0.14)	(0.05)	(0.10)	(0.06)
Net asset value, end of period	$32.08	$34.47	$25.41	$20.04	$23.35
Total Return at Net Asset Value[2]	(6.60)%	36.26%	27.07%	(13.67)%	(6.36)%
Total Return at Market Value[2]	(6.64)%	36.10%	26.88%	(13.67)%	(6.10)%
Ratios/Supplemental Data:
Net assets, end of period
(000’s omitted)	$104,291	$131,017	$109,319	$32,099	$4,702
Ratio to average net assets of:
Expenses, net of expense waivers
and reimbursements	0.54%[4]	0.54%	0.54%	0.54%	0.54%[4]
Expenses, prior to expense waivers
and reimbursements	0.87%[4]	0.83%	0.89%	2.20%	5.03%[4]
Net investment income, net of
waivers and reimbursements	0.49%[4]	0.44%	0.25%	0.62%	0.85%[4]
Portfolio turnover rate[3]	30.11%	33.72%	16.33%	32.38%	6.44%

[1]	Based on average daily shares outstanding.

[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser. Prior to June 30, 2010, the total return at market value reported in these Financial Highlights was calculated based on the Fund’s closing price on the NYSE Arca.

[3]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Funds’ capital shares.

[4]	Annualized for periods less than one year.

[5]	Commencement of operations.

[6]	On November 6, 2008, there was a 2 for 1 stock split. Historical per share amounts have been adjusted to reflect the 2 for 1 split on a retroactive basis.

The accompanying notes are an integral part of these financial statements.

32

Financial Highlights — continued

Revenue Shares Financials Sector Fund

	Six-Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011	Year Ended June 30, 2010	For the Period November 10, 2008[5] Through June 30, 2009
Per Share Operating Performance:
Net asset value, beginning of period	$29.70	$27.30	$22.36	$25.00
Net investment income[1]	0.14	0.46	0.15	0.19
Net realized and unrealized gain (loss) on
investments	(5.68)	2.41	4.96	(2.69)
Total gain (loss) from investment operations	(5.54)	2.87	5.11	(2.50)
Less Distributions from:
Net investment income	(0.23)	(0.47)	(0.17)	(0.14)
Realized gains	—	—	—	—
Total distributions	(0.23)	(0.47)	(0.17)	(0.14)
Net asset value, end of period	$23.93	$29.70	$27.30	$22.36
Total Return at Net Asset Value[2]	(18.68)%	10.40%	22.87%	(9.87)%
Total Return at Market Value[2]	(18.74)%	10.29%	23.00%	(10.03)%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$7,180	$11,880	$24,572	$5,590
Ratio to average net assets of:
Expenses, net of expense waivers and
reimbursements	0.49%[4]	0.49%	0.49%	0.49%[4]
Expenses, prior to expense waivers and
reimbursements	1.36%[4]	1.03%	1.11%	3.14%[4]
Net investment income, net of waivers and
reimbursements	1.15%[4]	1.52%	0.51%	1.60%[4]
Portfolio turnover rate[3]	14.13%	15.99%	1.76%	19.26%

[1]	Based on average daily shares outstanding.

[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser. Prior to June 30, 2010, the total return at market value reported in these Financial Highlights was calculated based on the Fund’s closing price on the NYSE Arca.

[3]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Funds’ capital shares.

[4]	Annualized for periods less than one year.

[5]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

33

Financial Highlights — continued

Revenue Shares ADR Fund

	Six-Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011	Year Ended June 30, 2010	For the Period November 18, 2008[5] Through June 30, 2009
Per Share Operating Performance:
Net asset value, beginning of period	$39.84	$30.74	$30.09	$25.00
Net investment income[1]	0.41	0.96	1.07	0.58
Net realized and unrealized gain (loss) on
investments	(6.96)	9.01	0.40	4.68
Total gain (loss) from investment operations	(6.55)	9.97	1.47	5.26
Less Distributions from:
Net investment income	(1.33)	(0.87)	(0.68)	(0.17)
Realized gains	(0.23)	—	(0.14)	—
Total distributions	(1.56)	(0.87)	(0.82)	(0.17)
Net asset value, end of period	$31.73	$39.84	$30.74	$30.09
Total Return at Net Asset Value[2]	(16.51)%	32.89%	4.64%	21.15%
Total Return at Market Value[2]	(16.61)%	32.90%	4.55%	21.18%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$38,074	$71,716	$47,641	$7,522
Ratio to average net assets of:
Expenses, net of expense waivers and
reimbursements	0.49%[4]	0.49%	0.49%	0.49%[4]
Expenses, prior to expense waivers and
reimbursements	1.06%[4]	0.99%	1.08%	3.52%[4]
Net investment income, net of waivers and
reimbursements	2.39%[4]	2.55%	3.06%	3.79%[4]
Portfolio turnover rate[3]	18.92%	37.11%	45.80%	82.02%

[1]	Based on average daily shares outstanding.

[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser. Prior to June 30, 2010, the total return at market value reported in these Financial Highlights was calculated based on the Fund’s closing price on the NYSE Arca.

[3]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Funds’ capital shares.

[4]	Annualized for periods less than one year.

[5]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

34

Financial Highlights — continued

Revenue Shares Navellier Overall A-100 Fund

	Six-Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011	Year Ended June 30, 2010	For the Period January 21, 2009[5] Through June 30, 2009
Per Share Operating Performance:
Net asset value, beginning of period	$41.98	$29.68	$27.52	$25.00
Net investment income[1]	0.27	0.39	0.10	0.09
Net realized and unrealized gain (loss) on
investments	(5.69)	12.32	2.61	2.52
Total gain (loss) from investment operations	(5.42)	12.71	2.71	2.61
Less Distributions from:
Net investment income	(0.27)	(0.41)	(0.07)	(0.09)
Realized gains	(0.44)	—	(0.48)	—
Total distributions	(0.71)	(0.41)	(0.55)	(0.09)
Net asset value, end of period	$35.85	$41.98	$29.68	$27.52
Total Return at Net Asset Value[2]	(12.91)%	43.05%	9.70%	10.48%
Total Return at Market Value[2]	(13.24)%	43.22%	9.81%	10.69%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$8,962	$10,496	$10,388	$5,504
Ratio to average net assets of:
Expenses, net of expense waivers and
reimbursements	0.60%[4]	0.60%	0.60%	0.60%[4]
Expenses, prior to expense waivers and
reimbursements	1.41%[4]	1.60%	1.40%	3.72%[4]
Net investment income, net of waivers and
reimbursements	1.44%[4]	1.06%	0.32%	0.81%[4]
Portfolio turnover rate[3]	97.23%	190.44%	182.12%	32.48%

[1]	Based on average daily shares outstanding.

[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser. Prior to June 30, 2010, the total return at market value reported in these Financial Highlights was calculated based on the Fund’s closing price on the NYSE Arca.

[3]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Funds’ capital shares.

[4]	Annualized for periods less than one year.

[5]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

35

Notes to Financial Statements

1. Organization

The RevenueShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on December 15, 2006 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which is currently comprised of six active funds (collectively, the “Funds” and each individually a “Fund”). The RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund are diversified funds under the Act, the RevenueShares Financials Sector Fund, RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund are not diversified. Operations commenced on February 22, 2008 for the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund, November 10, 2008 for the RevenueShares Financials Sector Fund, November 18, 2008 for the RevenueShares ADR Fund and January 21, 2009 for the RevenueShares Navellier Overall A-100 Fund.

The objective of the Funds (RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund, and RevenueShares Navellier Overall A-100 Fund) is to outperform the total return performance of the Fund’s corresponding benchmark (Standard & Poor’s (“S&P”) 500 Index, S&P MidCap 400 Index, S&P SmallCap 600 Index, S&P 500 Financials Index, S&P ADR Index, and the Navellier Overall A-100 Index, respectively).

2. Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Funds:

Investment Valuation — Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ Official Closing Price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”).

The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon Corp. calculates each Fund’s NAV at the close of the regular trading session on the NYSE, ordinarily 4:00 p.m., Eastern Time on each day that such exchange is open.

Investment Transactions — Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Distributions to Shareholders — Each Fund shareholder is entitled to their share of a Fund’s income and net realized gains on investments. Each Fund pays out substantially all of its net earnings to its shareholders as “distributions.” Income dividends, if any, are generally distributed to shareholders quarterly. Net capital gains are distributed at least annually.

Investment Income — Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses — Expenses of the Trust which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

36

Notes to Financial Statements — continued

3. Advisory Fees, Servicing Fees and Other Fees and Expenses

VTL Associates, LLC (the “Adviser”) has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Board. For the services it provides to the Funds, the Adviser receives an advisory fee.

The RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund pay the Adviser an annualized fee of 0.45%, 0.50%, 0.50%, 0.45%, 0.60% and 0.60% respectively, based upon each Fund’s daily net assets.

The Trust and the Adviser have entered into a written fee waiver and expense reimbursement agreement pursuant to which the Adviser has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the net annual fund operating expenses for the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund, and RevenueShares Navellier Overall A-100 Fund from exceeding 0.49%, 0.54%, 0.54%, 0.49%, 0.49% and 0.60%, respectively, based upon each Fund’s daily net assets. Amounts waived and/or reimbursed pursuant to this agreement are not subject to subsequent recapture by the Adviser. This agreement will remain in effect and will be contractually binding until October 31, 2012, after which it may be terminated or revised.

For the six months ended December 31, 2011, the Adviser waived and reimbursed the following fees:

Fund	Fees Waived and Reimbursed
RevenueShares Large Cap Fund	$227,704
RevenueShares Mid Cap Fund	185,738
RevenueShares Small Cap Fund	174,629
RevenueShares Financials Sector Fund	38,826
RevenueShares ADR Fund	132,975
RevenueShares Navellier Overall A-100 Fund	43,323

Pursuant to a Sub-Advisory Agreement between the Adviser and Index Management Solutions, LLC (the “Sub-Adviser”), an affiliate of the Adviser, the Sub-Adviser will be responsible for the day-to-day management of the Funds, subject to the supervision of the Adviser and the Board. In this regard, the Sub-Adviser will be responsible for implementing the investment strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may be agreed between the Adviser and Sub-Adviser from time to time. Out of the advisory fee, the Adviser pays all fees and expenses of the Sub-Adviser.

The Bank of New York Mellon Corp. serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Distribution — Foreside Fund Services, LLC serves as the Funds’ distributor (the “Distributor”). The Trust has adopted a distribution and services plan (“12b-1”) pursuant to rule 12b-1 under the 1940 Act. Each Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of it’s average daily net assets for distribution related activities. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

Other Service Providers

Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides an Anti-Money Laundering Officer and Chief Compliance Officer as well as certain additional compliance support functions to the Funds. Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides a Principal Financial Officer to the Funds.

Neither the Distributor, FCS, FMS nor any of their officers or employees who serve as an officer of the Funds, has any role in determining the investment policies of, or which securities are to be purchased or sold by, the Trust or its Funds. Certain officers or employees of FCS and FMS are also officers of the Trust.

Licensing Fee Agreements — The Adviser has entered into a licensing agreement for each Fund with RevenueShares Investor Services. The trademarks are owned by the Licensor. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

37

Notes to Financial Statements — continued

4. Creation and Redemption Transactions

As of December 31, 2011, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Retail investors may only purchase and sell Fund shares at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for a Fund’s shares may be at, above or below its NAV depending on the premium or discount at which the Fund’s shares trade.

Each Fund issues and redeems shares at NAV, only in large blocks typically consisting of 50,000 shares or more (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated basket of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. Fair Value Measurement

The authoritative guidance for fair value measurements and disclosures, Accounting Standards CodificationTM Topic 820, establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. Furthermore, Topic 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, the intrinsic value of securities such as rights, warrants or options, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of December 31, 2011 in valuing the Funds’ assets carried at fair value:

	Quoted Prices in Active Markets (Level 1)		Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fund	Common Stock	Preferred Stock
RevenueShares Large Cap Fund	$162,858,187	$—	$—	$—	$162,858,187
RevenueShares Mid Cap Fund	126,730,182	—	—	—	126,730,182
RevenueShares Small Cap Fund	104,316,052	—	—	—	104,316,052
RevenueShares Financials
Sector Fund	7,191,748	—	—	—	7,191,748
RevenueShares ADR Fund	37,565,831	458,544	—	—	38,024,375
RevenueShares Navellier
Overall A-100 Fund	8,970,198	—	—	—	8,970,198

At December 31, 2011, the Funds did not hold any Level 2 or Level 3 securities. Please refer to each Fund’s Schedule of Investments to view equity securities segregated by industry type.

The Funds’ policy is to disclose significant transfers between Levels based on valuations at the beginning of the reporting period. At December 31, 2011, there were no significant transfers between Level 1, 2, or 3, based on the valuation input Levels assigned to securities on June 30, 2011.

38

Notes to Financial Statements — continued

In May 2011, the International Accounting Standards Board and the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. In addition, ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU 2011-04 and its impact on the financial statements.

6. Investment Transactions

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the six months ended December 31, 2011 were as follows:

Fund	Purchases	Sales
RevenueShares Large Cap Fund	$28,545,309	$28,556,788
RevenueShares Mid Cap Fund	49,887,916	52,909,399
RevenueShares Small Cap Fund	33,673,259	32,808,695
RevenueShares Financials Sector Fund	1,294,432	1,296,003
RevenueShares ADR Fund	9,288,015	9,967,223
RevenueShares Navellier Overall A-100 Fund	10,522,822	10,655,055

For the six months ended December 31, 2011, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Sales
RevenueShares Large Cap Fund	$—	$22,867,133
RevenueShares Mid Cap Fund	15,756,099	16,402,412
RevenueShares Small Cap Fund	—	16,259,804
RevenueShares Financials Sector Fund	—	2,290,066
RevenueShares ADR Fund	—	20,788,059
RevenueShares Navellier Overall A-100 Fund	5,593,832	5,484,215

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

7. Income and Capital Gain Distributions

On December 27, 2011, the Funds declared quarterly income dividends with an ex-date of December 28, 2011 and payable date of January 6, 2012. The income and long-term capital gain dividend per share for each Fund was as follows:

Fund	Income Dividend Per Share		Long-Term Capital Gain Dividend Per Share
RevenueShares Large Cap Fund	$0.11386		$—
RevenueShares Mid Cap Fund	0.32438	*	0.41533
RevenueShares Small Cap Fund	0.04694		—
RevenueShares Financials Sector Fund	0.10731		—
RevenueShares ADR Fund	0.71348	*	0.17599
RevenueShares Navellier Overall A-100 Fund	0.29702	*	0.26852

* The income dividend per share listed for the RevenueShares Mid Cap Fund, RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund includes short-term capital gain distributions (which are treated as income for tax purposes) of $0.25204, $0.05779, and $0.17279, respectively.

39

Notes to Financial Statements — continued

8. Trustee’s Fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The interested Trustee does not receive any Trustees’ fees.

9. Federal Income Tax

 The Funds intend to continue to qualify as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986 as amended (the “Internal Revenue Code”). If so qualified, the Funds will not be subject to Federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders.

At December 31 2011, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially the same for book purposes, as indicated below:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
RevenueShares Large Cap Fund	$151,183,595	$21,035,871	$(9,361,279)	$11,674,592
RevenueShares Mid Cap Fund	114,958,007	16,074,743	(4,302,568)	11,772,175
RevenueShares Small Cap Fund	95,608,420	14,916,664	(6,209,032)	8,707,632
RevenueShares Financials Sector Fund	10,391,654	128,638	(3,328,544)	(3,199,906)
RevenueShares ADR Fund	42,720,062	2,014,963	(6,710,650)	(4,695,687)
RevenueShares Navellier Overall A-100 Fund	8,702,879	354,770	(87,451)	267,319

The tax character of distributions paid during the year ended June 30, 2011 were as follows:

Fund	Distributions Paid From Ordinary Income	Distributions Paid From Long Term Capital Gain
RevenueShares Large Cap Fund	$2,871,609	$—
RevenueShares Mid Cap Fund	762,231	—
RevenueShares Small Cap Fund	543,364	—
RevenueShares Financials Sector Fund	309,165	—
RevenueShares ADR Fund	1,346,857	—
RevenueShares Navellier Overall A-100 Fund	111,815	—

At June 30, 2011, for Federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Capital Loss Available Through 2017	Capital Loss Available Through 2018	Capital Loss Available Through 2019	Total
RevenueShares Large Cap Fund	$—	$713,843	$—	$713,843
RevenueShares Financials Sector Fund	52,317	21,626	78,273	152,216

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

40

Notes to Financial Statements — continued

Post-October losses represent losses realized on investment transactions from November 1, 2010 through June 30, 2011, that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year. During the year ended June 30, 2011, the Funds incurred and will elect to defer net capital losses as follows:

Fund	Post-October Capital Losses
RevenueShares Large Cap Fund	$689,248
RevenueShares Financials Sector Fund	190,704

Financial reporting rules prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Fund will recognize expenses accrued related to unrecognized interest expense and penalties in “Other” expense on the Statement of Operations. Management has determined that there is no impact resulting from the application of this interpretation to the Funds’ financial statements.

Financial reporting rules require management of the Funds to analyze all open tax years, fiscal years 2008-2011, as defined by IRS statute of limitations, for all major jurisdictions, including Federal tax authorities and certain state tax authorities. As of and during the period ended December 31, 2011, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

10. Risks

Concentration Risk

The RevenueShares Financials Sector Fund and the RevenueShares ADR Fund may be adversely affected by the performance of the securities in a particular industry and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in a particular industry.

Non-Diversification Risk

Each of the RevenueShares Financials Sector, RevenueShares ADR and RevenueShares Navellier Overall A-100 Funds are non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on a Fund’s Share price. Each Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code in order to avoid liability for Federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of a Fund.

Financial Sector Risk

Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition and adversely affected by natural disasters. Adverse economic, business or political developments affecting real estate could have a major effect on the value of real estate securities (which include REITs).

ADR Risk

The RevenueShares ADR Fund holds the securities of foreign companies in the form of ADRs, global shares or, in the case of Canadian equities, ordinary shares. Global shares are the actual (ordinary) shares of a non-U.S. company, which trade both in the home market and the U.S and are represented by the same share certificate in both the U.S. and the home market. Global shares may also be eligible to list on exchanges in addition to the United States and home country. ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying

41

Notes to Financial Statements — concluded

securities issued by a foreign corporation. Generally, ADRs are designed for use in the U.S. securities markets. Separate registrars in the United States and home country are maintained. In most cases, purchases occurring on a U.S. exchange would be reflected on the U.S. Registrar.

The underlying securities of the ADRs in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. dollar. Global shares may trade in their home market in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the ADR or global shares and, therefore, the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

In addition, although the ADRs, global shares and ordinary shares in which the Fund invests are listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. The price at which the Fund’s securities may be sold and the value of the Fund’s Shares will be adversely affected if trading markets for the securities are limited or absent or if bid/ask spreads are wide.

Foreign Market Risk

Since global shares and the underlying securities of ADRs in the RevenueShares ADR Fund’s portfolio trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the ADRs representing those underlying securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for Shares of the Fund.

42

Board Approval of Investment Advisory Agreements

At the November 22, 2011 meeting (the “Meeting”) of the Board of Trustees (the “Board”) of the RevenueShares ETF Trust (the “Trust”), the Board, including those Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), approved VTL Associates, LLC (the “Adviser”) to continue to serve as investment adviser to each series of the Trust (each a “Fund” and collectively, the “Funds”) and approved the continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Adviser and the Trust with respect to each Fund, upon the same terms and conditions set forth therein, for the period January 25, 2012 until January 24, 2013. In addition, the Board, including the Independent Trustees, approved Index Management Solutions, LLC (the “Sub-Adviser”) to continue to serve as sub-adviser to each Fund and approved the continuation of the sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Advisory Agreements”) between the Adviser and the Sub-Adviser with respect to each Fund, upon the same terms and conditions set forth therein, for the period January 19, 2012 until January 18, 2013.

In connection with considering the continuation of the Advisory Agreements, the Independent Trustees met in executive session with independent counsel, who provided assistance and advice. The Independent Trustees evaluated the terms of the Advisory Agreements, reviewed the information provided by the Adviser and Sub-Adviser in connection with the consideration of continuing the Advisory Agreements and reviewed the duties and responsibilities of the Independent Trustees in evaluating and approving their continuation.

In considering whether to approve the continuation of the Advisory Agreements for an additional year, the Independent Trustees reviewed the materials provided for the meeting by the Adviser and Sub-Adviser, including: (i) a copy of the Investment Advisory Agreement with the Adviser and all amendments thereto; (ii) a copy of the Sub-Advisory Agreement with the Sub-Adviser; (iii) information describing the nature, quality, and extent of the services that the Adviser and Sub-Adviser provide to the Funds; (iv) information concerning the financial condition, businesses, operations and compliance programs of the Adviser and Sub-Adviser; (v) a copy of the current Form ADV for each of the Adviser and Sub-Adviser; and (vi) a memorandum from Stradley Ronon Stevens & Young, LLP, counsel to the Trust, Adviser and Sub-Adviser, on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Independent Trustees also considered the information presented at Board meetings throughout the year. In addition, the Independent Trustees received the report prepared by Lipper Inc. (“Lipper”) comparing the advisory fees, expenses and performance of the Funds that had commenced operations (the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund) (the “Operating Funds”) with the fees, expenses and performance of other exchange-traded funds (“ETFs”) with similar investment objectives and policies. The Independent Trustees noted that eight Funds of the Trust are registered with the U.S. Securities and Exchange Commission (the “SEC”) but have not yet commenced operations. It was noted that the Independent Trustees would approve the fee and expense structure of these Funds before they commence operations.

During their review of this information, the Independent Trustees focused on and analyzed the factors that the Independent Trustees deemed relevant, including: the nature, quality, and extent of the services provided to each Fund by the Adviser and Sub-Adviser; the personnel and operations of the Adviser and Sub-Adviser; the investment performance of the Operating Funds; the profitability to the Adviser and Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement, respectively; any “fall-out” benefits to the Adviser and Sub-Adviser (i.e., the ancillary benefits realized due to a relationship with the Trust); and possible conflicts of interest.

In considering the continuation of the Advisory Agreements, the Board, including the Independent Trustees, considered and discussed the following with respect to each Fund:

(a)	The nature, extent, and quality of services provided to the Funds by the Adviser and Sub-Adviser. The Board reviewed the services that the Adviser and Sub-Adviser provide to the Funds. The Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; ultimate responsibility, subject to oversight by the Board, for oversight of the Sub-Adviser as sub-adviser to the Trust; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds. The Board also noted the responsibilities that the Sub-Adviser has as the Funds’ sub-adviser, including implementation of the investment management program of each Fund, management of the day-to-day investment and reinvestment of the assets of each Fund, determining daily baskets of deposit securities and cash components, executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; and oversight of general portfolio compliance with relevant law.

43

Board Approval of Investment Advisory Agreements — continued

The Board reviewed the Adviser’s and Sub-Adviser’s experience, resources and strengths in managing the Funds. Based on their consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality, and extent of these services, as well as the Adviser’s and Sub-Adviser’s ability to render such services based on their experience, operations, and resources.

(b)	Comparison of services provided and fees charged by the Adviser and Sub-Adviser and other investment advisers to similar clients, and the cost of the services provided and profits realized by the Adviser and Sub-Adviser from the relationship with the Funds. The Board then compared both the services rendered and the fees paid pursuant to the Investment Advisory Agreement to contracts of other registered investment advisers providing services to similar ETFs. In particular, the Board compared each Operating Fund’s advisory fee and expense ratio to other investment companies considered to be in each Operating Fund’s peer group as chosen by Lipper. The Board also considered that the sub-advisory fees paid by the Adviser to the Sub-Adviser pursuant to the Sub-Advisory Agreement were paid entirely by the Adviser. The Board noted that the Adviser has entered into an expense limitation agreement whereby the Adviser reimburses expenses and/or waives fees to keep the expenses from exceeding 0.49% of average daily net assets of each of the RevenueShares Large Cap Fund, RevenueShares Financials Sector Fund, RevenueShares Consumer Discretionary Sector Fund, RevenueShares Consumer Staples Sector Fund, RevenueShares Energy Sector Fund, RevenueShares Health Care Sector Fund, RevenueShares Industrials Sector Fund, RevenueShares Information Technology Sector Fund, RevenueShares Materials Sector Fund, RevenueShares Utilities Sector Fund and RevenueShares ADR Fund; from exceeding 0.54% of average daily net assets of each of the RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund; and from exceeding 0.60% of average daily net assets of the RevenueShares Navellier Overall A-100 Fund. The Board also received and considered information about the fee rates charged to other accounts that are managed by the Adviser and Sub-Adviser, including information about the differences in services provided to the non-Fund clients.

With respect to the RevenueShares Large Cap Fund, the Board noted that the Fund’s actual advisory fee (including the fee waiver), contractual advisory fee and total expenses (including the fee waiver) were above the median of its Lipper peer group. With respect to the RevenueShares Mid Cap Fund, the Board noted that the Fund’s actual advisory fee (including the fee waiver) and contractual advisory fee were above the median of its Lipper peer group but that the Fund’s total expenses (including the fee waiver) were equal to the median of its Lipper peer group. With respect to the RevenueShares Small Cap Fund, the Board noted that the Fund’s actual advisory fee (including the fee waiver), contractual advisory fee and total expenses (including the fee waiver) were above the median of its Lipper peer group. With respect to the RevenueShares Financials Sector Fund, the Board noted that the Fund’s actual advisory fee (including the fee waiver), contractual advisory fee and total expenses (including the fee waiver) were below the median of its Lipper peer group. With respect to the RevenueShares ADR Fund, the Board noted that the Fund’s actual advisory fee (including the fee waiver) and total expenses (including the fee waiver) were below the median of its Lipper peer group but that the Fund’s contractual advisory fee was above the median of its Lipper peer group. With respect to the RevenueShares Navellier Overall A-100 Fund, the Board noted that the Fund’s actual advisory fee (including the fee waiver) and total expenses (including the fee waiver) were equal to the median of its Lipper peer group but the Fund’s contractual advisory fee was above the above the median of its Lipper peer group. To the extent that a Fund’s actual advisory fee (including the fee waiver), contractual advisory fee or total expenses (including the fee waiver) were above the median of its Lipper peer group, the Adviser explained the reasons for the higher fees or expenses.

After comparing each Operating Fund’s fees with those of other funds in each Operating Fund’s peer group and considering the information about fee rates charged to other accounts managed by the Adviser and Sub-Adviser, and in light of the nature, quality, and extent of services provided by the Adviser and Sub-Adviser and the costs incurred by the Adviser and Sub-Adviser in rendering those services, the Board concluded that the level of fees paid to the Adviser and Sub-Adviser with respect to each Fund were fair and reasonable.

(c)	The Adviser’s and Sub-Adviser’s profitability and the extent to which economies of scale were realized as the Funds grow and whether fee levels would reflect such economies of scale. The Board next discussed economies of scale. The Board discussed with the representatives from the Adviser and Sub-Adviser the costs and profitability of the Adviser and Sub-Adviser in connection with their serving as investment adviser and sub-adviser to each Fund, including operational costs. The Board considered that the Operating Funds were not yet a sufficient size to be experiencing economies of scale. The Board concluded that the profitability of the Adviser and Sub-Adviser, and the extent to which economies of scale were reflected in the Funds’ advisory fees, were reasonable in relation to the performance and asset sizes of the Funds.

44

Board Approval of Investment Advisory Agreements — concluded

(d)	Investment performance of the Operating Funds. The Board considered the investment performance of the Operating Funds, including tracking error. In particular, the Board considered the investment performance of the Operating Funds relative to their stated objectives and the success of the Adviser and Sub-Adviser in reaching such objectives. The Board also considered each Operating Fund’s investment performance compared to: (i) its corresponding revenue-weighted index that it seeks to track and (ii) the benchmark index that each Operating Fund uses for comparison in its prospectus and shareholder reports. The Board also considered each Operating Fund’s investment performance compared to the respective Operating Fund’s Lipper peer group.

With respect to the RevenueShares Large Cap Fund, the Board considered that the Fund outperformed the Fund’s Lipper performance universe average for the one-year, three-year and since inception periods ended September 30, 2011. With respect to the RevenueShares Mid Cap Fund, the Board considered that the Fund outperformed the Fund’s Lipper performance universe average for the one-year, three-year and since inception periods ended September 30, 2011. With respect to the RevenueShares Small Cap Fund, the Board considered that the Fund outperformed the Fund’s Lipper performance universe average for the one-year, three-year and since inception periods ended September 30, 2011. With respect to the RevenueShares Financials Sector Fund, the Board considered that the Fund underperformed the Fund’s Lipper performance universe average for the one and two-year periods ended September 30, 2011 but outperformed the Lipper performance universe average for the since inception period ended September 30, 2011. With respect to the RevenueShares ADR Fund, the Board considered that the Fund underperformed the Fund’s Lipper performance universe average for the one-year period ended September 30, 2011 but outperformed the Fund’s Lipper performance universe average for the two-year and since inception periods ended September 30, 2011. With respect to the RevenueShares Navellier Overall A-100 Fund, the Board considered that the Fund outperformed the Fund’s Lipper performance universe average for the one and two-year periods ended September 30, 2011 but underperformed the Fund’s Lipper performance universe average for the since inception period ended September 30, 2011.

The Board also received and considered information about the premium/discount history of the Operating Funds, which illustrated the number of times that the market price of the Operating Funds trading on the secondary market closed above or below the net asset value (“NAV”) of the Operating Funds, and by how much, measured in basis points. The Board concluded that the performance of the Operating Funds was reasonable in light of the respective investment objectives and policies of the Operating Funds.

Conclusion. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, such as the fee waiver and expense limitation arrangement, the Board concluded that the advisory fee rates and total expense ratios were reasonable in relation to the services provided by the Adviser and Sub-Adviser to each Fund, as well as the costs incurred and benefits gained by the Adviser and Sub-Adviser in providing such services. The Board also found the investment advisory fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs of similar size. As a result, the Board concluded that the continuation of the Investment Advisory Agreement between the Trust and the Adviser and the Sub-Advisory Agreement between the Adviser and Sub-Adviser were in the best interests of each Fund.

45

Supplemental Information

(Unaudited)

Proxy Voting Policies, Procedures and Record

A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge upon request, by calling (877)738-8870. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The RevenueShares ETF Trust files its complete schedule of portfolio holdings with the SEC for its first and third quarters on Form N-Q. Copies of the filings are available on the SEC’s website at http://www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to the following email box address: <publicinfo@sec.gov>.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Funds’ website at http://www.revenuesharesetfs.com.

46

Investment Adviser	Sub-Adviser

VTL Associates, LLC	Index Management Solutions, LLC
One Commerce Square	One Commerce Square
2005 Market Street, Suite 2020	2005 Market Street, Suite 2020
Philadelphia, Pennsylvania 19103	Philadelphia, Pennsylvania 19103

Distributor	Transfer Agent

Foreside Fund Services, LLC	The Bank of New York Mellon
Three Canal Plaza, Suite 100	101 Barclay Street
Portland, Maine 04101	New York, New York 10286
www.foreside.com

Independent Registered Public Accounting Firm
Custodian
Ernst & Young, LLP
The Bank of New York Mellon	Two Commerce Square
101 Barclay Street	2001 Market Street, Suite 4000
New York, New York 10286	Philadelphia, Pennsylvania 19103

Legal Counsel

Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103

RevenueShares™ ETF Trust
One Commerce Square, 2005 Market Street, Suite 2020
Philadelphia, PA 19103

This report is submitted for the general information of the shareholders of each Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of their management, and other information.

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com

Item 2. Code of Ethics.

Not Applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not Applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not Applicable for the semi-annual reporting period.

Item 5.  Audit Committee of Listed Registrants.

Not Applicable for the semi-annual reporting period.

Item 6. Schedule of Investments.

(a)                                  Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)                                 Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a) The Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no significant changes in the Registrant’s internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(b) Certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a-(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  RevenueShares ETF Trust

By:	/s/ Vincent T. Lowry

Vincent T. Lowry, Chief Executive Officer

Date:	February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant: RevenueShares ETF Trust

By:	/s/ Vincent T. Lowry

Vincent T. Lowry, Chief Executive Officer

Date:	February 28, 2012

By:	/s/ Charles S. Todd

Charles S. Todd, Chief Financial Officer

Date:	February 28, 2012